Baron Partners Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2023 (UNAUDITED)

Shares		Cost	Value
Common Stocks (105.00%)
Communication Services (4.50%)
	Alternative Carriers (4.16%)
4,000,000	Iridium Communications, Inc.	$130,869,959	$247,720,000

	Movies & Entertainment (0.34%)
150,000	Spotify Technology SA [1,2]	25,917,941	20,043,000

Total Communication Services		156,787,900	267,763,000

Consumer Discretionary (55.94%)
	Automobile Manufacturers (42.35%)
12,150,000	Tesla, Inc. [1,5]	183,531,738	2,520,639,000

	Casinos & Gaming (0.97%)
1,300,000	Red Rock Resorts, Inc., Cl A	41,610,336	57,941,000

	Hotels, Resorts & Cruise Lines (7.97%)
3,325,000	Hyatt Hotels Corp., Cl A [1]	115,871,182	371,701,750
759,736	Marriott Vacations Worldwide Corp.	89,753,636	102,457,997

		205,624,818	474,159,747

	Leisure Facilities (4.34%)
1,105,000	Vail Resorts, Inc.	75,979,950	258,216,400

	Restaurants (0.31%)
1,200,000	Krispy Kreme, Inc.	19,468,869	18,660,000

Total Consumer Discretionary		526,215,711	3,329,616,147

Financials (20.93%)
	Asset Management & Custody Banks (0.37%)
350,000	Cohen & Steers, Inc.	29,299,130	22,386,000

	Financial Exchanges & Data (7.21%)
730,000	FactSet Research Systems, Inc.	59,424,553	303,015,700
225,000	MSCI, Inc.	76,652,233	125,930,250

		136,076,786	428,945,950

	Investment Banking & Brokerage (4.40%)
5,000,000	The Charles Schwab Corp.	152,255,121	261,900,000

	Property & Casualty Insurance (7.47%)
6,550,000	Arch Capital Group Ltd. [1]	30,153,582	444,548,500

	Transaction & Payment Processing Services (1.48%)
55,246	Adyen N.V., 144A (Netherlands) [1,2,6]	50,139,123	88,030,514

Total Financials		397,923,742	1,245,810,964

Health Care (7.56%)
	Health Care Equipment (6.72%)
800,000	IDEXX Laboratories, Inc. [1]	35,048,047	400,064,000

	Health Care Supplies (0.84%)
8,130,376	Figs, Inc., Cl A [1]	89,182,431	50,327,027

Total Health Care		124,230,478	450,391,027

Industrials (9.13%)
	Aerospace & Defense (0.63%)
125,625	HEICO Corp.	9,632,520	21,486,900
116,875	HEICO Corp., Cl A	7,586,429	15,883,313

		17,218,949	37,370,213

	Research & Consulting Services (8.50%)
7,350,000	CoStar Group, Inc. [1]	98,974,400	506,047,500

Total Industrials		116,193,349	543,417,713

Shares		Cost	Value
Common Stocks (continued)
Information Technology (5.09%)
	Application Software (1.26%)
915,053	Guidewire Software, Inc. [1]	$74,374,020	$75,080,099

	IT Consulting & Other Services (3.83%)
700,000	Gartner, Inc. [1]	83,980,674	228,039,000

Total Information Technology		158,354,694	303,119,099

Real Estate (1.85%)
	Office REITs (0.26%)
1,250,000	Douglas Emmett, Inc.	23,880,147	15,412,500

	Other Specialized REITs (1.59%)
1,819,296	Gaming and Leisure Properties, Inc.	57,529,251	94,712,550

Total Real Estate		81,409,398	110,125,050

Total Common Stocks		1,561,115,272	6,250,243,000

Private Common Stocks (4.47%)
Communication Services (1.33%)
	Interactive Media & Services (0.90%)
600,000	X Holdings I, Inc., Cl A [1,3,4,7]	60,000,000	53,712,000

	Movies & Entertainment (0.43%)
197,613	StubHub Holdings, Inc., Cl A [1,3,4,7]	50,000,041	25,492,077

Total Communication Services		110,000,041	79,204,077

Industrials (3.14%)
	Aerospace & Defense (3.14%)
2,216,310	Space Exploration Technologies Corp., Cl A [1,3,4,7]	29,920,185	164,251,931
302,210	Space Exploration Technologies Corp., Cl C [1,3,4,7]	4,079,835	22,396,946

Total Industrials		34,000,020	186,648,877

Total Private Common Stocks		144,000,061	265,852,954

Private Convertible Preferred Stocks (0.13%)
Industrials (0.13%)
	Electrical Components & Equipment (0.13%)
21,213,656	Northvolt AB, Series E2 (Sweden) [1,2,3,4,7]	7,843,621	7,888,213

Private Preferred Stocks (6.90%)
Industrials (6.90%)
	Aerospace & Defense (6.90%)
311,111	Space Exploration Technologies Corp., Cl H [1,3,4,7]	41,999,985	230,566,049
131,657	Space Exploration Technologies Corp., Cl I [1,3,4,7]	22,250,032	97,571,716
111,111	Space Exploration Technologies Corp., Cl N [1,3,4,7]	29,999,970	82,344,964

Total Private Preferred Stocks		94,249,987	410,482,729

See Notes to Schedules of Investments.

Baron Partners Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2023 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (0.01%)
$499,734	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2023, 4.35% due 4/3/2023; Proceeds at maturity $499,915; (Fully Collateralized by $559,900 U.S. Treasury Note, 0.25% due 10/31/2025 Market value – $509,808) [6]	$499,734	$499,734

Total Investments (116.51%)		$1,807,708,675	6,934,966,630

Liabilities Less Cash and Other Assets (-16.51%)			(982,743,514)

Net Assets			$5,952,223,116

Retail Shares (Equivalent to $137.57 per share based on 19,083,882 shares outstanding)			$2,625,326,454

Institutional Shares (Equivalent to $142.97 per share based on 20,164,954 shares outstanding)			$2,882,935,707

R6 Shares (Equivalent to $142.95 per share based on 3,105,790 shares outstanding)			$443,960,955

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At March 31, 2023, the market value of restricted and fair valued securities amounted to $684,223,896 or 11.50% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]

Investors in the Fund may view Tesla, Inc.’s financial statements on the EDGAR website of the U.S. Securities and Exchange Commission by going to https://www.sec.gov/cgi-bin/browse-edgar?CIK=1318605&owner=exclude. Please note that the Fund is not responsible for Tesla’s financial statements and can provide no assurances as to their accuracy or completeness.

[6]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 4 regarding Fair Value Measurements.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the market value of Rule 144A securities amounted to $88,030,514 or 1.48% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Focused Growth Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2023 (UNAUDITED)

Shares		Cost	Value
Common Stocks (89.28%)
Communication Services (7.18%)
	Alternative Carriers (4.36%)
637,064	Iridium Communications, Inc.	$12,123,685	$39,453,373

	Movies & Entertainment (2.82%)
400,000	Manchester United PLC, Cl A 2	8,839,195	8,860,000
125,000	Spotify Technology SA 1,2	15,017,316	16,702,500

		23,856,511	25,562,500

Total Communication Services		35,980,196	65,015,873

Consumer Discretionary (37.98%)
	Automobile Manufacturers (14.08%)
615,000	Tesla, Inc. [1,5]	8,168,271	127,587,900

	Casinos & Gaming (6.45%)
400,000	MGM Resorts International	17,305,098	17,768,000
470,000	Penn Entertainment, Inc. [1]	8,830,397	13,940,200
600,000	Red Rock Resorts, Inc., Cl A	16,360,387	26,742,000

		42,495,882	58,450,200

	Hotels, Resorts & Cruise Lines (10.48%)
155,000	Choice Hotels International, Inc.	5,375,923	18,164,450
500,000	Hyatt Hotels Corp., Cl A 1	24,424,809	55,895,000
155,000	Marriott Vacations Worldwide Corp.	20,439,023	20,903,300

		50,239,755	94,962,750

	Leisure Facilities (4.76%)
184,500	Vail Resorts, Inc.	25,813,302	43,113,960

	Restaurants (2.21%)
1,288,154	Krispy Kreme, Inc.	18,378,057	20,030,795

Total Consumer Discretionary		145,095,267	344,145,605

Financials (18.65%)
	Financial Exchanges & Data (9.21%)
100,000	FactSet Research Systems, Inc.	16,005,186	41,509,000
75,000	MSCI, Inc.	36,079,366	41,976,750

		52,084,552	83,485,750

	Investment Banking & Brokerage (2.70%)
200,000	Interactive Brokers Group, Inc., Cl A	15,472,772	16,512,000
250,000	Jefferies Financial Group, Inc.	7,732,070	7,935,000

		23,204,842	24,447,000

	Property & Casualty Insurance (6.74%)
900,000	Arch Capital Group Ltd. [1]	25,104,585	61,083,000

Total Financials		100,393,979	169,015,750

Health Care (4.37%)
	Health Care Equipment (1.55%)
28,000	IDEXX Laboratories, Inc. [1]	12,242,434	14,002,240

	Health Care Supplies (2.82%)
4,135,416	Figs, Inc., Cl A 1	39,200,866	25,598,225

Total Health Care		51,443,300	39,600,465

Shares		Cost	Value
Common Stocks (continued)
Industrials (7.79%)
	Research & Consulting Services (7.79%)
580,000	CoStar Group, Inc. [1]	$10,184,660	$39,933,000
160,000	Verisk Analytics, Inc.	28,339,398	30,697,600

Total Industrials		38,524,058	70,630,600

Information Technology (8.72%)
	Application Software (7.61%)
90,000	ANSYS, Inc. [1]	22,563,649	29,952,000
475,000	Guidewire Software, Inc. [1]	44,328,221	38,973,750

		66,891,870	68,925,750

	Internet Services & Infrastructure (1.11%)
210,000	Shopify, Inc., Cl A 1,2	7,036,432	10,067,400

Total Information Technology		73,928,302	78,993,150

Real Estate (4.59%)
	Office REITs (3.77%)
130,000	Alexandria Real Estate Equities, Inc.	18,736,842	16,326,700
1,450,000	Douglas Emmett, Inc.	21,593,180	17,878,500

		40,330,022	34,205,200

	Single-Family Residential REITs (0.82%)
235,000	American Homes 4 Rent, Cl A	5,062,679	7,390,750

Total Real Estate		45,392,701	41,595,950

Total Common Stocks		490,757,803	808,997,393

Private Common Stocks (6.32%)
Industrials (6.32%)
	Aerospace & Defense (6.32%)
629,570	Space Exploration Technologies Corp., Cl A 1,3,4,7	26,390,845	46,657,773
143,170	Space Exploration Technologies Corp., Cl C 1,3,4,7	6,808,820	10,610,406

Total Private Common Stocks		33,199,665	57,268,179

Private Preferred Stocks (3.30%)
Industrials (3.30%)
	Aerospace & Defense (3.30%)
29,630	Space Exploration Technologies Corp. [1,3,4,7]	4,000,050	21,958,954
1,479	Space Exploration Technologies Corp., Cl I 1,3,4,7	249,951	1,096,095
9,259	Space Exploration Technologies Corp., Series N 1,3,4,7	2,499,930	6,861,895

Total Private Preferred Stocks		6,749,931	29,916,944

See Notes to Schedules of Investments.

Baron Focused Growth Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2023 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (1.48%)
$13,375,578	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2023, 4.35% due 4/3/2023; Proceeds at maturity $13,380,427; (Fully Collateralized by $14,983,700 U.S. Treasury Note, 0.25% due 10/31/2025 Market value – $13,643,181) [6]	$13,375,578	$13,375,578

Total Investments (100.38%)		$544,082,977	909,558,094

Liabilities Less Cash and Other Assets (-0.38%)			(3,464,703)

Net Assets			$906,093,391

Retail Shares (Equivalent to $32.72 per share based on 6,679,820 shares outstanding)			$218,590,366

Institutional Shares (Equivalent to $34.13 per share based on 11,629,714 shares outstanding)			$396,908,330

R6 Shares (Equivalent to $34.16 per share based on 8,507,558 shares outstanding)			$290,594,695

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At March 31, 2023, the market value of restricted and fair valued securities amounted to $87,185,123 or 9.62% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]

Investors in the Fund may view Tesla, Inc.’s financial statements on the EDGAR website of the U.S. Securities and Exchange Commission by going to https://www.sec.gov/cgi-bin/browse-edgar?CIK=1318605&owner=exclude. Please note that the Fund is not responsible for Tesla’s financial statements and can provide no assurances as to their accuracy or completeness.

[6]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2023 (UNAUDITED)

Shares		Cost	Value
Common Stocks (91.20%)
Australia (0.63%)
175,746	Newcrest Mining Ltd. [3]	$3,412,014	$3,137,135

Brazil (2.34%)
225,742	Afya Ltd., Cl A 1	3,607,509	2,519,281
706,310	B3 S.A. - Brasil, Bolsa, Balcao	1,820,358	1,442,316
164,081	StoneCo Ltd., Cl A 1	1,565,238	1,565,333
752,643	Suzano SA	7,359,682	6,177,421

Total Brazil		14,352,787	11,704,351

Canada (3.13%)
105,758	Agnico Eagle Mines Ltd.	5,102,671	5,390,485
5,360	Constellation Software, Inc.	1,302,936	10,077,157
16,082	Lumine Group, Inc. [1]	167,636	175,040

Total Canada		6,573,243	15,642,682

China (10.20%)
65,350	Alibaba Group Holding Limited, ADR [1]	6,239,337	6,677,463
10,589	Baidu, Inc., ADR [1]	1,053,565	1,598,092
45,539	China Tourism Group Duty Free Corporation Ltd., Cl A 3	1,259,779	1,216,076
911,536	Estun Automation Co. Ltd., Cl A 3	3,509,056	3,720,688
385,754	Full Truck Alliance Co. Ltd., ADR [1]	2,700,429	2,935,588
369,613	Galaxy Entertainment Group Ltd. [1,3]	2,307,895	2,472,402
267,328	Glodon Co. Ltd., Cl A 1,3	2,689,143	2,890,524
47,707	JD.com, Inc., ADR	2,513,922	2,093,860
18,506	JD.com, Inc., Cl A 3	603,389	404,100
282,555	Jiangsu Hengli Hydraulic Co. Ltd., Cl A 3	2,396,532	2,723,800
51,788	Kanzhun Ltd., ADR [1]	993,472	985,526
1,227,095	Kingdee International Software Group Co. Ltd. [1,3]	817,670	1,982,218
863,889	Kingsoft Corp. Ltd. [3]	3,255,745	4,246,808
4,177	Meituan Inc., Cl B, 144A 1,3	79,022	75,780
323,244	Midea Group Co., Ltd., Cl A 3	2,108,937	2,529,306
65,570	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Cl A 3	2,095,737	2,975,050
41,773	Tencent Holdings Limited [3]	633,697	2,041,417
29,893	Tencent Holdings Limited, ADR	1,870,476	1,461,469
84,690	Wuliangye Yibin Co. Ltd., Cl A 3	2,727,850	2,419,626
48,221	Yum China Holdings, Inc.	2,343,943	3,056,729
75,469	Zai Lab Limited, ADR [1]	1,902,863	2,510,099

Total China		44,102,459	51,016,621

Denmark (1.05%)
138,945	Genmab A/S, ADR [1]	5,457,242	5,246,563

France (8.07%)
121,044	BNP Paribas S.A. [3]	4,425,280	7,228,448
88,938	Eurofins Scientific SE 3	2,011,102	5,955,260
7,407	LVMH Moët Hennessy Louis Vuitton SE 3	2,053,760	6,798,947
42,700	Pernod Ricard SA 3	8,253,650	9,668,598
418,139	Vivendi SE 3	8,416,052	4,228,032
242,654	Waga Energy SA 1,3	6,991,693	6,469,004

Total France		32,151,537	40,348,289

Germany (2.50%)
118,236	Befesa SA, 144A 3	5,206,699	5,372,738
65,317	Symrise AG 3	5,758,112	7,108,051

Total Germany		10,964,811	12,480,789

Shares		Cost	Value
Common Stocks (continued)
Hong Kong (1.10%)
292,510	AIA Group Ltd. [3]	$2,439,137	$3,067,656
225,454	Techtronic Industries Co. Ltd. [3]	1,854,310	2,442,818

Total Hong Kong		4,293,447	5,510,474

India (4.72%)
46,954	Bajaj Finance Limited [3]	1,646,645	3,221,733
537,348	Bharti Airtel Ltd. PP 3	2,772,162	2,396,272
2,775,632	Edelweiss Financial Services Ltd. [3]	2,338,220	1,781,240
161,750	Godrej Properties Ltd. [1,3]	1,944,203	2,036,726
188,193	HDFC Bank Ltd. [3]	2,954,888	3,701,537
2,458,395	JM Financial Limited [3]	2,893,665	1,786,424
231,007	Max Financial Services Ltd. [1,3]	1,504,024	1,788,150
688,913	Nippon Life India Asset Management Ltd., 144A 3	2,429,190	1,764,143
181,018	Reliance Industries Limited [3]	3,502,373	5,147,169

Total India		21,985,370	23,623,394

Ireland (0.99%)
486,773	Bank of Ireland Group PLC [3]	3,582,772	4,925,314

Israel (1.08%)
557,482	Taboola.com Ltd. [1]	4,210,309	1,516,351
38,998	Wix.com Ltd. [1]	2,392,492	3,892,000

Total Israel		6,602,801	5,408,351

Italy (1.85%)
177,130	Stevanato Group SpA	3,706,451	4,587,667
164,971	Tenaris SA 3	2,076,245	2,337,505
82,598	Tenaris SA, ADR	2,178,131	2,347,435

Total Italy		7,960,827	9,272,607

Japan (10.23%)
137,747	Japan Airport Terminal Co. Ltd. [1,3]	5,802,383	6,880,844
22,724	Keyence Corporation [3]	8,191,936	11,137,222
544,010	Mitsubishi UFJ Financial Group, Inc., ADR	4,020,535	3,476,224
210,600	MonotaRO Co, Ltd. [3]	1,740,824	2,652,638
105,520	Okamoto Industries, Inc. [3]	4,831,807	3,169,437
91,200	Recruit Holdings Co, Ltd. [3]	1,550,835	2,508,823
539,870	Renesas Electronics Corp. [1,3]	6,631,232	7,817,751
272,300	SMS Co. Ltd.[3]	7,612,593	6,622,466
30,693	Tokyo Electron Limited [3]	2,338,995	3,749,642
1,101,744	Z Holdings Corporation [3]	5,279,772	3,123,940

Total Japan		48,000,912	51,138,987

Korea, Republic of (2.78%)
188,803	Coupang, Inc., Cl A 1	2,586,659	3,020,848
52,842	Hyundai Heavy Industries Co. Ltd. [1,3]	4,885,166	4,084,646
113,443	Korea Shipbuilding & Offshore Engineering Co. Ltd. [1,3]	10,589,116	6,783,761

Total Korea, Republic of		18,060,941	13,889,255

Mexico (0.93%)
982,287	Grupo Mexico S.A.B. de C.V., Series B	2,636,647	4,646,512

Netherlands (6.29%)
190,455	AMG Advanced Metallurgical Group NV 3	5,037,611	8,121,422
29,524	argenx SE, ADR [1]	1,290,467	11,000,052
56,691	Koninklijke DSM NV 3	8,276,192	6,709,057
221,130	Universal Music Group NV 3	6,534,986	5,600,060

Total Netherlands		21,139,256	31,430,591

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2023 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Norway (0.77%)
1,269,288	Aker Carbon Capture ASA [1,3]	$2,445,773	$1,789,222
277,292	Norsk Hydro ASA [3]	1,730,891	2,069,547

Total Norway		4,176,664	3,858,769

Peru (0.88%)
33,255	Credicorp, Ltd.	4,742,171	4,402,629

Poland (2.18%)
55,785	Dino Polska SA, 144A 1,3	4,025,149	5,066,970
639,195	InPost SA 1,3	8,324,865	5,845,677

Total Poland		12,350,014	10,912,647

Russia (0.00%)
487,800	Sberbank of Russia PJSC [1,2,4]	1,650,983	364

Spain (4.12%)
52,997	Cellnex Telecom S.A., 144A 3	2,551,939	2,060,928
1,515,207	eDreams ODIGEO SA 1,3	11,635,862	9,275,617
276,031	Industria de Diseno Textil, S.A. [3]	8,603,470	9,273,314

Total Spain		22,791,271	20,609,859

Sweden (1.11%)
279,514	Epiroc AB, Cl A 3	4,149,952	5,548,357

Switzerland (6.24%)
360,168	Clariant AG 3	7,368,151	5,974,950
31,051	Compagnie Financiere Richemont SA, Cl A 3	3,679,974	4,979,216
19,291,346	Meyer Burger Technology AG 1,3	8,176,050	13,556,105
54,668	Nestle S.A. [3]	5,615,401	6,665,697

Total Switzerland		24,839,576	31,175,968

Taiwan (2.08%)
111,534	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	10,999,933	10,374,893

United Kingdom (12.21%)
158,887	AstraZeneca PLC, ADR	7,322,282	11,028,347
855,972	B&M European Value Retail S.A. [3]	3,563,157	5,099,688
497,416	Ceres Power Holdings PLC [1,3]	4,517,890	2,414,431
85,286	Dechra Pharmaceuticals PLC [3]	2,771,384	2,792,217
46,289	Endava plc, ADR [1]	1,598,693	3,109,695
170,217	Experian plc [3]	3,928,940	5,604,855
198,540	Future PLC [3]	2,670,216	2,853,605
751,616	Glencore PLC [3]	3,059,951	4,324,960
34,980	Linde Public Limited Company	6,288,750	12,294,995
5,933,386	Lloyds Banking Group [3]	2,467,667	3,488,516
1,369,337	S4 Capital PLC [1,3]	3,246,091	2,746,558
563,159	WANdisco plc [1,2,4]	5,713,222	1,365,110
389,494	Watches of Switzerland Group PLC, 144A 1,3	3,446,482	3,928,482

Total United Kingdom		50,594,725	61,051,459

United States (3.72%)
50,934	Agilent Technologies, Inc.	2,577,583	7,046,210
170,560	Arch Capital Group Ltd. [1]	3,653,747	11,575,907

Total United States		6,231,330	18,622,117

Total Common Stocks		393,803,685	455,978,977

Shares		Cost	Value
Warrants (0.00%)
Israel (0.00%)
56,745	Taboola.com Ltd. Exp 6/29/2026 [1]	$104,541	$23,266

Principal Amount
Short Term Investments (8.32%)
$41,580,463	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2023, 4.35% due 4/3/2023; Proceeds at maturity $41,595,536; (Fully Collateralized by $46,579,300 U.S. Treasury Note, 0.25% due 10/31/2025 Market value –$42,412,075) [3]	41,580,463	41,580,463

Total Investments (99.52%)		$435,488,689	497,582,706

Cash and Other Assets Less Liabilities (0.48%)			2,419,678

Net Assets			$500,002,384

Retail Shares (Equivalent to $24.67 per share based on 2,881,118 shares outstanding)			$71,075,778

Institutional Shares (Equivalent to $25.20 per share based on 12,416,367 shares outstanding)			$312,851,421

R6 Shares (Equivalent to $25.18 per share based on 4,609,369 shares outstanding)			$116,075,185

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]

At March 31, 2023, the market value of restricted and fair valued securities amounted to $1,365,474 or 0.27% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[4]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the market value of Rule 144A securities amounted to $18,269,041 or 3.65% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2023 (UNAUDITED)

Summary of Investments by Sector as of March 31, 2023	Percentage of Net Assets
Information Technology	14.0%
Materials	13.8%
Industrials	13.6%
Consumer Discretionary	12.7%
Financials	11.0%
Health Care	10.6%
Communication Services	7.0%
Consumer Staples	4.8%
Energy	3.3%
Real Estate	0.4%
Cash and Cash Equivalents *	8.8%

100.0%**

*	Includes short term investments.
**	Individual weights may not sum to 100% due to rounding.

See Notes to Schedules of Investments.

Baron Real Estate Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2023 (UNAUDITED)

Shares		Cost	Value
Common Stocks (94.11%)
Communication Services (0.65%)
	Integrated Telecommunication Services (0.65%)
240,250	Cellnex Telecom S.A., 144A (Spain) [1,2,3]	$9,470,451	$9,342,753

Consumer Discretionary (40.78%)
	Casinos & Gaming (15.90%)
482,250	Boyd Gaming Corporation	14,467,995	30,921,870
818,100	Caesars Entertainment, Inc. [1]	39,310,312	39,931,461
760,205	Las Vegas Sands Corp. [1]	36,152,380	43,673,777
1,061,656	MGM Resorts International	39,370,834	47,158,760
451,840	Red Rock Resorts, Inc., Cl A	3,157,474	20,138,509
411,811	Wynn Resorts Ltd. [1]	40,373,729	46,085,769

		172,832,724	227,910,146

	Distributors (1.80%)
75,050	Pool Corp.	25,505,891	25,700,122

	Home Improvement Retail (5.35%)
372,550	Floor & Decor Holdings, Inc., Cl A [1]	27,007,512	36,591,861
200,500	Lowe’s Companies, Inc.	33,518,986	40,093,985

		60,526,498	76,685,846

	Homebuilding (13.35%)
418,997	D.R. Horton, Inc.	28,230,852	40,931,817
510,699	Lennar Corp., Cl A	38,141,974	53,679,572
1,612,000	Toll Brothers, Inc.	79,200,643	96,768,360

		145,573,469	191,379,749

	Hotels, Resorts & Cruise Lines (3.47%)
154,800	Hilton Worldwide Holdings, Inc.	21,206,801	21,806,676
62,350	Hyatt Hotels Corp., Cl A [1]	5,994,709	6,970,106
155,536	Marriott Vacations Worldwide Corp.	11,063,068	20,975,585

		38,264,578	49,752,367

	Leisure Facilities (0.91%)
55,600	Vail Resorts, Inc.	14,517,796	12,992,608

Total Consumer Discretionary		457,220,956	584,420,838

Financials (10.56%)
	Asset Management & Custody Banks (10.56%)
490,800	Blackstone, Inc.	45,949,779	43,111,872
539,906	Brookfield Asset Management Ltd., Cl A [2]	14,447,415	17,665,724
2,781,225	Brookfield Corp. [2]	83,795,054	90,640,123

Total Financials		144,192,248	151,417,719

Industrials (7.27%)
	Building Products (1.41%)
319,636	Fortune Brands Innovations, Inc.	19,047,172	18,772,222
29,500	Trex Co., Inc. [1]	1,261,324	1,435,765

		20,308,496	20,207,987

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)
	Research & Consulting Services (3.98%)
827,463	CoStar Group, Inc. [1]	$45,077,349	$56,970,828

	Trading Companies & Distributors (1.88%)
197,235	SiteOne Landscape Supply, Inc. [1]	23,094,274	26,995,554

Total Industrials		88,480,119	104,174,369

Materials (0.61%)
	Construction Materials (0.61%)
50,600	Vulcan Materials Co.	5,195,148	8,680,936

Real Estate (33.35%)
	Data Center REITs (3.44%)
68,390	Equinix, Inc.	30,050,086	49,311,926

	Health Care REITs (1.77%)
353,700	Welltower, Inc.	26,212,346	25,356,753

	Industrial REITs (13.42%)
166,900	EastGroup Properties, Inc.	27,583,317	27,591,908
747,950	Prologis, Inc.	79,763,824	93,321,721
858,109	Rexford Industrial Realty, Inc.	45,379,938	51,186,202
312,172	Terreno Realty Corp.	18,318,299	20,166,311

		171,045,378	192,266,142

	Office REITs (0.15%)
17,148	Alexandria Real Estate Equities, Inc.	1,350,142	2,153,617

	Other Specialized REITs (0.11%)
29,848	Gaming and Leisure Properties, Inc.	702,594	1,553,887

	Real Estate Services (4.91%)
492,900	CBRE Group, Inc., Cl A [1]	31,160,653	35,888,049
237,257	Jones Lang LaSalle, Inc. [1]	32,462,893	34,518,521

		63,623,546	70,406,570

	Self Storage REITs (5.58%)
217,450	Extra Space Storage, Inc.	34,593,736	35,429,128
147,604	Public Storage	47,579,272	44,597,073

		82,173,008	80,026,201

	Single-Family Residential REITs (1.21%)
557,200	Invitation Homes, Inc.	14,922,511	17,401,356

	Telecom Tower REITs (2.76%)
193,300	American Tower Corp.	29,679,061	39,498,922

Total Real Estate		419,758,672	477,975,374

Special Purpose Acquisition Company (0.89%)
1,250,000	Fifth Wall Acquisition Corp. III, Cl A [1,2]	12,500,000	12,775,000

Total Common Stocks		1,136,817,594	1,348,786,989

See Notes to Schedules of Investments.

Baron Real Estate Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2023 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (7.07%)
$101,358,030	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2023, 4.35% due 4/3/2023; Proceeds at maturity $101,394,772; (Fully Collateralized by $113,543,400 U.S. Treasury Note, 0.25% due 10/31/2025 Market value – $103,385,219) [3]	$101,358,030	$101,358,030

Total Investments (101.18%)		$1,238,175,624	1,450,145,019

Liabilities Less Cash and Other Assets (-1.18%)			(16,891,553)

Net Assets			$1,433,253,466

Retail Shares (Equivalent to $29.81 per share based on 11,424,251 shares outstanding)			$340,550,039

Institutional Shares (Equivalent to $30.76 per share based on 34,617,098 shares outstanding)			$1,064,858,246

R6 Shares (Equivalent to $30.76 per share based on 905,251 shares outstanding)			$27,845,181

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the market value of Rule 144A securities amounted to $9,342,753 or 0.65% of net assets.

   All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2023 (UNAUDITED)

Shares		Cost	Value
Common Stocks (89.48%)
Brazil (4.51%)
19,523,896	Aeris Indústria E Comércio De Equipamentos Para Geracão De Energia SA 1	$20,530,702	$4,545,413
1,903,796	Afya Ltd., Cl A 1	44,840,355	21,246,363
12,105,223	B3 S.A. - Brasil, Bolsa, Balcao	29,506,117	24,719,403
2,063,647	Inter & Co., Inc. BDR [1]	8,276,549	3,546,324
3,753,530	Localiza Rent a Car SA	22,413,547	39,546,311
2,579,621	StoneCo Ltd., Cl A 1	26,910,593	24,609,584
10,273,846	Suzano SA	96,375,600	84,324,003
1,482,956	XP, Inc., Cl A 1	32,962,222	17,602,688

Total Brazil		281,815,685	220,140,089

China (30.56%)
1,837,254	Alibaba Group Holding Limited, ADR [1]	161,185,917	187,730,614
264,620	Baidu, Inc., ADR [1]	29,680,457	39,936,450
14,701,725	China Mengniu Dairy Co. Ltd. [3]	31,619,318	60,268,905
865,074	China Tourism Group Duty Free Corporation Ltd., Cl A 3	12,370,353	23,100,982
19,074,817	Estun Automation Co. Ltd., Cl A 3	71,773,526	77,859,173
8,309,534	Full Truck Alliance Co. Ltd., ADR [1]	64,756,272	63,235,554
9,650,531	Galaxy Entertainment Group Ltd. [1,3]	66,589,520	64,553,984
5,726,445	Glodon Co. Ltd., Cl A 3	35,892,189	61,918,036
1,518,877	Hangzhou Tigermed Consulting Co. Ltd., Cl A 3	18,437,300	21,164,634
1,150,404	JD.com, Inc., ADR	63,738,702	50,491,231
200,061	JD.com, Inc., Cl A 3	7,298,261	4,368,571
6,874,905	Jiangsu Hengli Hydraulic Co. Ltd., Cl A 3	57,781,428	66,273,355
879,569	Kanzhun Ltd., ADR [1]	16,878,322	16,738,198
22,207,666	Kingdee International Software Group Co. Ltd. [1,3]	9,948,397	35,873,699
16,696,323	Kingsoft Corp. Ltd. [3]	60,954,337	82,077,774
7,260,274	Lufax Holding Ltd., ADR	31,294,952	14,810,959
276,562	Meituan Inc., Cl B, 144A 1,3	5,232,102	5,017,447
6,232,277	Midea Group Co., Ltd., Cl A 3	33,526,952	49,127,558
9,682,804	NARI Technology Co. Ltd., Cl A 3	37,058,483	38,176,748
2,049,679	Shanghai Henlius Biotech, Inc., Cl H, 144A 1,3	12,312,939	2,954,968
1,176,777	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Cl A 3	35,972,057	53,392,871
3,641,454	Shenzhou International Group Holdings Ltd. [3]	15,657,974	38,199,426
2,908,146	Tencent Holdings Limited [3]	61,044,152	142,119,042
315,378	Tencent Holdings Limited, ADR	16,011,687	15,418,830
10,977,720	Venustech Group, Inc., Cl A 3	54,758,142	53,160,509
1,886,046	Wuliangye Yibin Co. Ltd., Cl A 3	54,792,052	53,885,055
847,322	Yum China Holdings, Inc.	42,937,446	53,711,742
550,529	Yum China Holdings, Inc., (Hong Kong) [3]	29,260,696	34,478,121
5,446,371	Yunnan Baiyao Group Co. Ltd., Cl A 3	54,381,334	43,349,443
1,135,634	Zai Lab Limited, ADR [1]	24,925,473	37,771,187

Total China		1,218,070,740	1,491,165,066

Shares		Cost	Value
Common Stocks (continued)
France (0.76%)
164,014	Pernod Ricard SA 3	$34,902,192	$37,137,832

Hong Kong (3.27%)
4,473,029	AIA Group Ltd. [3]	41,547,330	46,910,244
19,106,298	Budweiser Brewing Co. APAC Ltd., 144A 3	59,315,525	58,146,713
344,820	Hong Kong Exchanges & Clearing Ltd. [3]	14,304,280	15,284,041
3,609,474	Techtronic Industries Co. Ltd. [3]	14,160,590	39,109,029

Total Hong Kong		129,327,725	159,450,027

India (17.39%)
3,795,889	Aarti Industries Ltd. [3]	38,153,414	23,998,163
1,023,320	Aarti Pharmalabs Ltd. [1]	5,978,189	3,434,829
1,215,681	Bajaj Finance Limited [3]	37,689,897	83,413,548
6,309,018	Bharti Airtel Ltd. [3]	45,898,019	57,535,114
877,087	Bharti Airtel Ltd. PP 3	1,566,815	3,911,318
689,318	Divi’s Laboratories Ltd. [3]	6,557,264	23,735,642
35,628,987	Edelweiss Financial Services Ltd. [3]	49,279,250	22,864,620
4,351,089	Godrej Consumer Products Ltd. [1,3]	53,761,977	51,356,267
1,984,539	Godrej Properties Ltd. [1,3]	38,450,193	24,988,946
5,049,761	HDFC Bank Ltd. [3]	84,485,143	99,322,917
1,062,707	Hindustan Unilever Ltd. [3]	33,652,383	33,187,570
43,464,202	JM Financial Limited [3]	61,649,851	31,583,816
3,986,299	Jubilant FoodWorks Ltd. [3]	32,813,492	21,410,927
5,053,057	Max Financial Services Ltd. [1,3]	36,649,139	39,114,075
2,971,482	Muthoot Finance Ltd. [3]	44,548,839	35,533,110
10,371,017	Nippon Life India Asset Management Ltd., 144A 3	35,610,795	26,557,720
2,819,465	Reliance Industries Limited [3]	52,300,246	80,170,274
4,070,839	SBI Life Insurance Company Limited, 144A 3	42,499,651	54,613,704
3,809,752	Tata Communications Ltd. [3]	23,023,202	57,943,576
603,801	Tata Consultancy Services Ltd. [3]	25,528,900	23,667,683
2,512,411	Tata Consumer Products Ltd. [3]	8,772,574	21,711,208
919,048	Titan Co. Ltd. [3]	12,822,104	28,227,854

Total India		771,691,337	848,282,881

Indonesia (2.09%)
245,266,971	Bank Rakyat Indonesia (Persero) Tbk PT 3	71,907,718	77,713,513
38,406,371	PT Bank Negara Indonesia (Persero) Tbk [3]	23,149,233	24,032,406

Total Indonesia		95,056,951	101,745,919

Italy (0.94%)
1,605,828	Tenaris SA 3	20,187,119	22,753,276
804,027	Tenaris SA, ADR	20,541,409	22,850,447

Total Italy		40,728,528	45,603,723

Japan (1.31%)
130,467	Keyence Corporation [3]	48,359,834	63,942,964

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2023 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Korea, Republic of (9.40%)
3,352,191	Coupang, Inc., Cl A 1	$44,811,785	$53,635,056
567,031	Hyundai Heavy Industries Co. Ltd. [1,3]	29,713,415	43,831,059
923,409	Korea Aerospace Industries Ltd. [3]	30,289,331	33,721,426
1,371,746	Korea Shipbuilding & Offshore Engineering Co. Ltd. [1,3]	136,290,606	82,028,838
25,683	LG Chem Ltd. [3]	14,639,627	14,104,938
4,343,585	Samsung Electronics Co., Ltd. [3]	150,315,319	214,794,434
29,152	Samsung SDI Co. Ltd. [3]	17,271,994	16,559,463

Total Korea, Republic of		423,332,077	458,675,214

Mexico (2.69%)
10,536,946	Grupo Mexico S.A.B. de C.V., Series B	26,506,506	49,842,912
20,380,218	Wal-Mart de Mexico, S.A.B de C.V.	47,750,710	81,430,394

Total Mexico		74,257,216	131,273,306

Norway (0.45%)
2,950,296	Norsk Hydro ASA [3]	18,510,069	22,019,302

Peru (1.24%)
458,041	Credicorp, Ltd.	57,988,607	60,640,048

Philippines (1.97%)
62,435,865	Ayala Land, Inc. [3]	45,778,416	30,600,189
27,652,201	BDO Unibank, Inc. [3]	48,718,104	65,582,108

Total Philippines		94,496,520	96,182,297

Poland (1.10%)
5,852,652	InPost SA 1,3	88,481,393	53,524,685

Russia (0.02%)
2,384,838	Fix Price Group Ltd., GDR [1,2,4]	20,761,023	95,394
4,746,202	Fix Price Group Ltd., GDR, 144A 1,2,4	46,272,864	189,848
1,873,612	Ozon Holdings PLC, ADR [1,2,4]	76,824,628	374,722
17,949,100	Sberbank of Russia PJSC [1,2,4]	64,430,586	13,384
809,897	Yandex N.V., Cl A 1,2,4	16,974,482	299,662

Total Russia		225,263,583	973,010

South Africa (1.76%)
1,275,729	Gold Fields Ltd. [3]	13,380,242	17,089,161
3,141,105	Gold Fields Ltd., ADR	31,898,626	41,839,519
146,391	Naspers Ltd., Cl N 3	21,456,370	27,125,409

Total South Africa		66,735,238	86,054,089

Spain (0.13%)
1,791,760	Codere Online Luxembourg, S.A. Forward Shares [1]	17,917,600	5,285,692
358,352	Codere Online Luxembourg, S.A. Founders Share [1]	3,116	1,057,138
26,518	Codere Online Luxembourg, S.A. Private Shares [1]	265,181	78,228

Total Spain		18,185,897	6,421,058

Shares		Cost	Value
Common Stocks (continued)
Taiwan (8.70%)
8,380,054	Delta Electronics, Inc. [3]	$36,125,676	$83,143,847
620,875	MediaTek, Inc. [3]	11,108,050	16,096,877
3,494,883	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	155,249,622	325,094,017

Total Taiwan		202,483,348	424,334,741

United Arab Emirates (0.23%)
3,772,092	Network International Holdings plc, 144A 1	22,252,784	11,391,156

United Kingdom (0.96%)
8,160,600	Glencore PLC [3]	24,827,837	46,957,849

Total Common Stocks		3,936,767,561	4,365,915,256

Private Common Stocks (1.22%)
India (1.22%)
27,027	Pine Labs PTE. Ltd., Series 1 [1,2,4]	10,077,362	14,995,120
6,833	Pine Labs PTE. Ltd., Series A 1,2,4	2,547,771	3,791,085
7,600	Pine Labs PTE. Ltd., Series B 1,2,4	2,833,757	4,216,632
6,174	Pine Labs PTE. Ltd., Series B2 [1,2,4]	2,302,055	3,425,459
9,573	Pine Labs PTE. Ltd., Series C 1,2,4	3,569,416	5,311,292
1,932	Pine Labs PTE. Ltd., Series C1 [1,2,4]	720,371	1,071,912
2,459	Pine Labs PTE. Ltd., Series D 1,2,4	916,870	1,364,302
45,680	Pine Labs PTE. Ltd., Series J 1,2,4	17,032,398	25,344,178

Total Private Common Stocks		40,000,000	59,519,980

Private Convertible Preferred Stocks (2.38%)
India (2.38%)
11,578	Bundl Technologies Private Ltd., Series K 1,2,4	76,776,872	45,758,616
15,334	Think & Learn Private Limited, Series F 1,2,4	49,776,072	70,451,633

Total Private Convertible Preferred Stocks		126,552,944	116,210,249

Rights (0.00%)
Brazil (0.00%)
16,794	Localiza Rent a Car SA, Cl A, Exp 5/11/2023 [1]	0	43,505

Warrants (0.00%)
Spain (0.00%)

	Casinos & Gaming (0.00%)
13,259	Codere Online Luxembourg S.A. Private Shares, Exp 11/30/2026 [1]	0	2,165

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2023 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (6.60%)
$322,096,792	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2023, 4.35% due 4/3/2023; Proceeds at maturity $322,213,552; (Fully Collateralized by $360,819,600 U.S. Treasury Note, 0.25% due 10/31/2025 Market value – $328,538,810) [3]	$322,096,792	$322,096,792

Total Investments (99.68%)		$4,425,417,297	4,863,787,947

Cash and Other Assets Less Liabilities (0.32%)			15,822,541

Net Assets			$4,879,610,488

Retail Shares (Equivalent to $13.29 per share based on 20,860,890 shares outstanding)			$277,331,091

Institutional Shares (Equivalent to $13.39 per share based on 342,864,167 shares outstanding)			$4,592,390,550

R6 Shares (Equivalent to $13.40 per share based on 737,952 shares outstanding)			$9,888,847

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]

At March 31, 2023, the market value of restricted and fair valued securities amounted to $176,703,239 or 3.62% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[4]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the market value of Rule 144A securities amounted to $158,871,556 or 3.26% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of March 31, 2023	Percentage of Net Assets
Information Technology	18.3%
Financials	17.2%
Consumer Discretionary	16.1%
Industrials	11.1%
Communication Services	8.5%
Consumer Staples	8.1%
Materials	6.2%
Health Care	3.8%
Energy	2.6%
Real Estate	1.1%
Cash and Cash Equivalents*	6.9%

100.0%**

*	Includes short term investments.
**	Individual weight may not sum to 100% due to rounding.

See Notes to Schedules of Investments.

Baron Global Advantage Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2023 (UNAUDITED)

Shares		Cost	Value
Common Stocks (87.97%)
Argentina (9.50%)
73,496	Globant S.A. [1]	$5,218,034	$12,054,079
48,856	MercadoLibre, Inc. [1]	34,222,253	64,395,139

Total Argentina		39,440,287	76,449,218

Brazil (1.57%)
1,130,157	Afya Ltd., Cl A 1	23,679,303	12,612,552

Canada (4.33%)
727,369	Shopify, Inc., Cl A 1	27,502,905	34,870,070

China (2.16%)
959,865	Meituan Inc., Cl B, 144A 1,3	12,096,383	17,414,076

India (4.18%)
422,391	Bajaj Finance Limited [3]	25,863,235	28,982,218
7,379,067	Zomato Ltd. [1,3]	12,454,605	4,614,292

Total India		38,317,840	33,596,510

Israel (3.95%)
294,257	Fiverr International Ltd. [1]	6,621,757	10,275,455
3,375,264	Innovid Corp. [1]	32,939,278	4,759,122
2,753,705	Taboola.com Ltd. [1]	26,501,176	7,490,078
92,553	Wix.com Ltd. [1]	7,477,921	9,236,789

Total Israel		73,540,132	31,761,444

Korea, Republic of (3.54%)
1,778,267	Coupang, Inc., Cl A 1	36,953,125	28,452,272

Netherlands (9.24%)
16,186	Adyen N.V., 144A 1,3	16,437,273	25,791,223
64,152	argenx SE, ADR [1]	4,836,569	23,901,752
36,212	ASML Holding N.V. [3]	7,770,132	24,676,594

Total Netherlands		29,043,974	74,369,569

Poland (2.03%)
1,782,866	InPost SA 1,3	28,082,950	16,304,974

Spain (0.63%)
996,069	Codere Online Luxembourg S.A. [1]	9,115,057	2,938,404
584,567	Codere Online Luxembourg, S.A. Forward Shares [1]	5,845,670	1,724,473
116,913	Codere Online Luxembourg, S.A. Founders Share [1]	1,017	344,893
8,652	Codere Online Luxembourg, S.A. Private Shares [1]	86,516	25,523

Total Spain		15,048,260	5,033,293

United Kingdom (5.54%)
662,883	Endava plc, ADR [1]	27,376,109	44,532,480

United States (41.30%)
141,583	Bill.Com Holdings, Inc. [1]	6,149,064	11,488,045
204,952	Block, Inc. [1]	16,736,676	14,069,955
371,841	Cloudflare, Inc., Cl A 1	9,123,087	22,927,716
276,634	Crowdstrike Holdings, Inc., Cl A 1	29,482,752	37,970,783
358,515	Datadog, Inc., Cl A 1	28,000,451	26,049,700
52,185	EPAM Systems, Inc. [1]	7,072,220	15,603,315

Shares		Cost	Value
Common Stocks (continued)
United States (continued)
87,246	Illumina, Inc. [1]	$26,550,697	$20,289,057
1,620,760	MaxCyte, Inc. [1]	19,775,690	8,022,762
146,664	NVIDIA Corp.	31,174,401	40,738,859
660,574	Rivian Automotive, Inc., Cl A 1	14,000,003	10,225,686
404,429	Schrödinger, Inc. [1]	13,135,223	10,648,615
241,005	Snowflake, Inc., Cl A 1	38,654,482	37,184,661
120,215	Tesla, Inc. [1]	34,613,214	24,939,804
125,611	Veeva Systems, Inc., Cl A 1	17,220,895	23,086,046
695,589	ZoomInfo Technologies, Inc. [1]	20,561,485	17,188,004
101,370	Zscaler, Inc. [1]	5,407,322	11,843,057

Total United States		317,657,662	332,276,065

Total Common Stocks		668,738,930	707,672,523

Private Common Stocks (3.02%)
United States (3.02%)
252,130	Space Exploration Technologies Corp., Cl A 1,2,4	11,571,518	18,685,490
75,250	Space Exploration Technologies Corp., Cl C 1,2,4	3,428,124	5,576,818

Total Private Common Stocks		14,999,642	24,262,308

Private Convertible Preferred Stocks (7.33%)
India (5.25%)
9,201	Think & Learn Private Limited, Series F 1,2,4	29,867,591	42,273,736

United States (2.08%)
219,321	Farmers Business Network, Inc., Series F 1,2,4	7,250,006	7,689,394
80,440	Farmers Business Network, Inc., Series G 1,2,4	5,000,000	5,132,877
69,926	Resident Home, Inc., Series B1 [1,2,4]	4,999,968	3,894,878

Total United States		17,249,974	16,717,149

Total Private Convertible Preferred Stocks		47,117,565	58,990,885

Private Preferred Stocks (1.57%)
United States (1.57%)
461,004	GM Cruise Holdings, Cl G 1,2,4	12,147,455	12,580,799

Warrants (0.02%)
Israel (0.01%)
68,986	Innovid Corp., Exp 12/31/2027 [1]	117,942	6,898
228,748	Taboola.com Ltd., Exp 6/29/2026 [1]	417,100	93,787

Total Israel		535,042	100,685

Spain (0.01%)
502,360	Codere Online Luxembourg S.A. Private Shares, Exp 11/30/2026 [1]	845,632	82,036

Total Warrants		1,380,674	182,721

See Notes to Schedules of Investments.

Baron Global Advantage Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2023 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (0.33%)
$2,692,990	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2023, 4.35% due 4/3/2023; Proceeds at maturity $2,693,966; (Fully Collateralized by $3,016,800 U.S. Treasury Note, 0.25% due 10/31/2025 Market value – $2,746,901) [3]	$2,692,990	$2,692,990

Total Investments (100.24%)		$747,077,256	806,382,226

Liabilities Less Cash and Other Assets (-0.24%)			(1,894,171)

Net Assets			$804,488,055

Retail Shares (Equivalent to $26.80 per share based on 8,432,243 shares outstanding)			$226,000,518

Institutional Shares (Equivalent to $27.44 per share based on 20,708,846 shares outstanding)			$568,350,190

R6 Shares (Equivalent to $27.46 per share based on 369,156 shares outstanding)			$10,137,347

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]

At March 31, 2023, the market value of restricted and fair valued securities amounted to $95,833,992 or 11.91% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[4]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the market value of Rule 144A securities amounted to $43,205,299 or 5.37% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of March 31, 2023	Percentage of Net Assets
Information Technology	40.9%
Consumer Discretionary	26.6%
Health Care	10.7%
Financials	8.6%
Industrials	7.9%
Communication Services	3.7%
Materials	1.6%
Cash and Cash Equivalents*	0.1%

100.0%**

*	Includes short term investments.
**	Individual weights may not sum to 100% due to rounding.

See Notes to Schedules of Investments.

Baron Real Estate Income Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2023 (UNAUDITED)

Shares		Cost	Value
Common Stocks (96.91%)
Communication Services (0.62%)
	Integrated Telecommunication Services (0.62%)
13,026	Cellnex Telecom S.A., 144A (Spain) [1,2,4]	$515,640	$506,550

Consumer Discretionary (2.69%)
	Homebuilding (2.69%)
36,865	Toll Brothers, Inc.	2,127,389	2,213,006

Financials (6.62%)
	Asset Management & Custody Banks (6.62%)
122,162	Brookfield Corp. [2]	4,057,427	3,981,260
44,381	Brookfield Asset Management Ltd., Cl A [2]	1,372,332	1,452,146

Total Financials		5,429,759	5,433,406

Real Estate (82.82%)
	Data Center REITs (8.90%)
16,844	Digital Realty Trust, Inc.	1,792,095	1,655,934
7,846	Equinix, Inc.	4,936,217	5,657,280

		6,728,312	7,313,214

	Health Care REITs (9.31%)
63,009	Ventas, Inc.	3,082,217	2,731,440
68,583	Welltower, Inc.	4,903,736	4,916,715

		7,985,953	7,648,155

	Hotel & Resort REITs (0.66%)
54,817	Sunstone Hotel Investors, Inc.	600,246	541,592

	Industrial REITs (25.35%)
22,806	EastGroup Properties, Inc.	3,404,564	3,770,288
33,066	First Industrial Realty Trust, Inc.	1,776,360	1,759,111
77,088	Prologis, Inc.	8,393,673	9,618,270
65,348	Rexford Industrial Realty, Inc.	3,551,872	3,898,008
27,455	Terreno Realty Corp.	1,565,319	1,773,593

		18,691,788	20,819,270

	Multi-Family Residential REITs (9.12%)
21,475	AvalonBay Communities, Inc.	3,849,702	3,609,089
64,700	Equity Residential	4,139,621	3,882,000

		7,989,323	7,491,089

	Office REITs (0.49%)
3,227	Alexandria Real Estate Equities, Inc.	442,934	405,279

	Other Specialized REITs (3.88%)
7,873	Gaming and Leisure Properties, Inc.	317,520	409,868
85,029	VICI Properties, Inc.	2,805,120	2,773,646

		3,122,640	3,183,514

	Self Storage REITs (14.92%)
75,103	CubeSmart	3,283,583	3,471,260
24,543	Extra Space Storage, Inc.	3,935,545	3,998,791
15,841	Public Storage	4,405,248	4,786,200

		11,624,376	12,256,251

Shares		Cost	Value
Common Stocks (continued)
Real Estate (continued)
	Single-Family Residential REITs (5.69%)
39,975	American Homes 4 Rent, Cl A	$1,237,910	$1,257,214
6,078	Equity LifeStyle Properties, Inc.	372,518	408,016
57,852	Invitation Homes, Inc.	1,713,053	1,806,718
8,536	Sun Communities, Inc.	1,097,090	1,202,552

		4,420,571	4,674,500

	Telecom Tower REITs (4.50%)
18,086	American Tower Corp.	3,558,647	3,695,693

Total Real Estate		65,164,790	68,028,557

Utilities (4.16%)
	Multi-Utilities (1.56%)
27,870	Brookfield Infrastructure Corp., Cl A [2,3]	1,068,712	1,283,692

	Renewable Electricity (2.60%)
60,969	Brookfield Renewable Corp., Cl A [2]	1,872,702	2,130,867

Total Utilities		2,941,414	3,414,559

Total Common Stocks		76,178,992	79,596,078

Principal Amount
Short Term Investments (3.41%)
$2,800,302	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2023, 4.35% due 4/3/2023; Proceeds at maturity $2,801,317; (Fully Collateralized by $3,137,000 U.S. Treasury Note, 0.25% due 10/31/2025 Market value – $2,856,348) [4]	2,800,302	2,800,302

Total Investments (100.32%)		$78,979,294	82,396,380

Liabilities Less Cash and Other Assets (-0.32%)			(259,342)

Net Assets			$82,137,038

Retail Shares (Equivalent to $13.22 per share based on 1,054,955 shares outstanding)			$13,941,455

Institutional Shares (Equivalent to $13.37 per share based on 5,050,426 shares outstanding)			$67,520,341

R6 Shares (Equivalent to $13.36 per share based on 50,554 shares outstanding)			$675,242

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the market value of Rule 144A securities amounted to $506,550 or 0.62% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Health Care Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2023 (UNAUDITED)

Shares		Cost	Value
Common Stocks (92.17%)
Health Care (92.17%)
	Biotechnology (18.19%)
15,000	AbbVie, Inc.	$2,044,403	$2,390,550
11,178	argenx SE, ADR [1,2]	2,365,060	4,164,699
35,306	Ascendis Pharma A/S, ADR [1,2]	3,868,666	3,785,509
48,100	Cytokinetics, Incorporated [1]	1,867,920	1,692,639
30,000	Genmab A/S, ADR [1,2]	1,058,118	1,132,800
42,500	Inhibrx, Inc. [1]	1,141,513	801,975
40,000	Legend Biotech Corp., ADR [1,2]	1,947,441	1,928,800
13,500	Moderna, Inc. [1]	1,907,130	2,073,330
42,750	Prometheus Biosciences, Inc. [1]	4,770,977	4,587,930
226,000	Rocket Pharmaceuticals, Inc. [1]	4,211,043	3,871,380
23,000	Vertex Pharmaceuticals, Incorporated [1]	5,946,486	7,246,610
73,000	Xenon Pharmaceuticals, Inc. [1,2]	2,515,719	2,612,670

		33,644,476	36,288,892

	Health Care Distributors (1.75%)
9,800	McKesson Corp.	2,206,216	3,489,290

	Health Care Equipment (14.46%)
24,362	Abbott Laboratories	2,641,070	2,466,896
49,624	DexCom, Inc. [1]	5,014,673	5,765,316
6,395	IDEXX Laboratories, Inc. [1]	2,645,380	3,198,012
18,936	Inspire Medical Systems, Inc. [1]	3,082,025	4,432,350
9,565	Insulet Corp. [1]	2,270,026	3,050,852
30,233	Intuitive Surgical, Inc. [1]	7,267,519	7,723,624
1,387,480	Opsens, Inc. (Canada) [1,2]	2,019,084	1,683,661
2,500	Shockwave Medical, Inc. [1]	114,375	542,075

		25,054,152	28,862,786

	Health Care Facilities (2.42%)
18,300	HCA Healthcare, Inc.	4,144,546	4,825,344

	Health Care Services (1.99%)
77,000	Option Care Health, Inc. [1]	2,366,239	2,446,290
6,000	The Cigna Group (formerly, Cigna Corp.)	1,763,630	1,533,180

		4,129,869	3,979,470

	Health Care Supplies (3.69%)
120,000	Neogen Corp. [1]	2,264,548	2,222,400
13,750	The Cooper Companies, Inc.	4,704,834	5,133,700

		6,969,382	7,356,100
	Health Care Technology (0.20%)
15,000	Schrödinger, Inc. [1]	312,233	394,950

	Life Sciences Tools & Services (19.63%)
46,000	Bio-Techne Corporation	3,664,624	3,412,740
8,200	Danaher Corp.	2,190,367	2,066,728
35,000	Exact Sciences Corp. [1,3]	2,342,587	2,373,350
18,200	ICON plc [1,2]	3,689,560	3,887,338
12,737	Illumina, Inc. [1]	2,648,837	2,961,989
3,610	Mettler-Toledo International, Inc. [1]	4,090,788	5,524,058
16,200	Repligen Corp. [1]	2,953,716	2,727,432
75,665	Stevanato Group SpA [2]	1,771,695	1,959,724
17,749	Thermo Fisher Scientific, Inc.	8,573,805	10,229,991
11,650	West Pharmaceutical Services, Inc.	3,438,733	4,036,376

		35,364,712	39,179,726

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Managed Health Care (14.49%)
12,500	Elevance Health, Inc.	$5,697,964	$5,747,625
11,150	Humana, Inc.	4,911,341	5,412,879
37,572	UnitedHealth Group, Incorporated	13,933,453	17,756,151

		24,542,758	28,916,655

	Pharmaceuticals (15.35%)
61,500	AstraZeneca PLC, ADR [2]	3,622,369	4,268,715
45,000	Dechra Pharmaceuticals PLC (United Kingdom) [2,4]	1,967,101	1,473,275
34,592	Eli Lilly & Co.	8,224,141	11,879,585
75,300	Merck & Co., Inc.	6,807,238	8,011,167
30,000	Zoetis, Inc.	4,610,388	4,993,200

		25,231,237	30,625,942

Total Common Stocks		161,599,581	183,919,155

Principal Amount
Short Term Investments (8.19%)
$16,342,388	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2023, 4.35% due 4/3/2023; Proceeds at maturity $16,348,312; (Fully Collateralized by $18,307,100 U.S. Treasury Note, 0.25% due 10/31/2025 Market value – $16,669,252) [4]	16,342,388	16,342,388

Total Investments (100.36%)		$177,941,969	200,261,543

Liabilities Less Cash and Other Assets (-0.36%)			(709,053)

Net Assets			$199,552,490

Retail Shares (Equivalent to $17.02 per share based on 2,931,975 shares outstanding)			$49,911,993

Institutional Shares (Equivalent to $17.24 per share based on 8,364,438 shares outstanding)			$144,190,642

R6 Shares (Equivalent to $17.23 per share based on 316,254 shares outstanding)			$5,449,855

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron FinTech Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2023 (UNAUDITED)

Shares		Cost	Value
Common Stocks (98.99%)
Consumer Discretionary (3.54%)
	Broadline Retail (3.54%)
1,200	MercadoLibre, Inc. [1]	$1,841,556	$1,581,672

Financials (65.09%)
	Asset Management & Custody Banks (2.10%)
1,400	BlackRock, Inc.	1,234,392	936,768

	Diversified Financial Services (1.27%)
9,000	Apollo Global Management, Inc.	634,021	568,440

	Financial Exchanges & Data (20.53%)
5,000	CME Group, Inc.	1,058,873	957,600
3,100	FactSet Research Systems, Inc.	1,306,275	1,286,779
1,600	MarketAxess Holdings, Inc.	690,718	626,064
3,700	Moody’s Corp.	1,322,778	1,132,274
3,300	MSCI, Inc.	1,495,793	1,846,977
6,000	S&P Global, Inc.	2,367,167	2,068,620
16,000	Tradeweb Markets, Inc., Cl A	1,359,703	1,264,320

		9,601,307	9,182,634

	Insurance Brokers (0.85%)
15,000	BRP Group, Inc., Cl A [1]	449,157	381,900

	Investment Banking & Brokerage (8.39%)
10,000	Houlihan Lokey, Inc.	751,325	874,900
7,000	Interactive Brokers Group, Inc., Cl A	558,923	577,920
8,000	LPL Financial Holdings, Inc.	1,345,493	1,619,200
13,000	The Charles Schwab Corp.	972,540	680,940

		3,628,281	3,752,960

	Property & Casualty Insurance (5.26%)
2,600	Kinsale Capital Group, Inc.	458,703	780,390
11,000	The Progressive Corp.	1,328,173	1,573,660

		1,786,876	2,354,050

	Transaction & Payment Processing Services (26.69%)
600	Adyen N.V., 144A (Netherlands) [1,2,3]	1,306,284	956,057
12,000	Block, Inc. [1]	2,404,198	823,800
11,000	Fiserv, Inc. [1]	1,149,631	1,243,330
8,000	Global Payments, Inc.	1,050,768	841,920
4,200	Jack Henry & Associates, Inc.	706,988	633,024
6,900	MasterCard, Incorporated, Cl A	2,396,095	2,507,529
175,000	Network International Holdings plc, 144A (United Kingdom) [1,2]	662,160	528,474
15,000	Paymentus Holdings, Inc., Cl A [1]	346,901	132,900
15,000	Repay Holdings Corporation [1]	290,606	98,550
12,400	Visa, Inc., Cl A	2,671,206	2,795,704
3,300	WEX, Inc. [1]	656,987	606,837
115,000	Wise PLC, Cl A (United Kingdom) [1,2,3]	1,400,081	772,017

		15,041,905	11,940,142

Total Financials		32,375,939	29,116,894

Industrials (6.78%)
	Research & Consulting Services (6.78%)
10,000	CoStar Group, Inc. [1]	863,804	688,500
3,700	Equifax, Inc.	799,376	750,508
9,000	TransUnion	936,137	559,260
5,400	Verisk Analytics, Inc.	1,011,064	1,036,044

Total Industrials		3,610,381	3,034,312

Shares		Cost	Value
Common Stocks (continued)
Information Technology (23.58%)
	Application Software (12.89%)
10,000	Alkami Technology, Inc. [1]	$273,107	$126,600
4,000	Bill.Com Holdings, Inc. [1]	482,722	324,560
20,000	Clearwater Analytics Holdings, Inc., Cl A [1]	484,321	319,200
16,000	Expensify, Inc., Cl A [1]	455,818	130,400
2,200	Fair Isaac Corp. [1]	1,008,137	1,545,918
12,200	Guidewire Software, Inc. [1]	1,382,023	1,001,010
4,700	Intuit, Inc.	1,795,987	2,095,401
9,000	nCino, Inc. [1]	650,126	223,020

		6,532,241	5,766,109

	Internet Services & Infrastructure (1.29%)
12,000	Shopify, Inc., Cl A [1,2]	1,697,734	575,280

	IT Consulting & Other Services (9.40%)
6,200	Accenture plc, Cl A [2]	1,784,552	1,772,022
35,000	CI&T, Inc., Cl A [1,2]	517,710	192,850
18,000	Endava plc, ADR [1,2]	1,318,397	1,209,240
6,300	Globant S.A. [1,2]	1,572,878	1,033,263

		5,193,537	4,207,375

Total Information Technology		13,423,512	10,548,764

Total Common Stocks		51,251,388	44,281,642

Principal Amount
Short Term Investments (1.00%)
$447,705	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2023, 4.35% due 4/3/2023; Proceeds at maturity $447,867; (Fully Collateralized by $501,600 U.S. Treasury Note, 0.25% due 10/31/2025 Market value – $456,724) [3]	447,705	447,705

Total Investments (99.99%)		$51,699,093	44,729,347

Cash and Other Assets Less Liabilities (0.01%)			3,718

Net Assets			$44,733,065

Retail Shares (Equivalent to $11.62 per share based on 575,200 shares outstanding)			$6,686,201

Institutional Shares (Equivalent to $11.71 per share based on 2,521,898 shares outstanding)			$29,541,560

R6 Shares (Equivalent to $11.72 per share based on 725,960 shares outstanding)			$8,505,304

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the market value of Rule 144A securities amounted to $1,484,531 or 3.32% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron New Asia Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2023 (UNAUDITED)

Shares		Cost	Value
Common Stocks (89.28%)
China (33.32%)
1,557	Alibaba Group Holding Limited, ADR [1]	$191,356	$159,094
183	Baidu, Inc., ADR [1]	29,105	27,618
689	Baidu, Inc., Cl A 1,2	11,357	12,982
14,442	China Mengniu Dairy Co. Ltd. [2]	56,426	59,204
861	China Tourism Group Duty Free Corporation Ltd., Cl A 2	31,550	22,992
17,458	Estun Automation Co. Ltd., Cl A 2	69,137	71,260
7,053	Full Truck Alliance Co. Ltd., ADR [1]	51,867	53,673
8,937	Galaxy Entertainment Group Ltd. [1,2]	59,000	59,781
5,660	Glodon Co. Ltd., Cl A 2	44,223	61,200
1,547	Hangzhou Tigermed Consulting Co. Ltd., Cl A 2	32,191	21,556
1,004	JD.com, Inc., ADR	65,822	44,066
167	JD.com, Inc., Cl A 2	3,908	3,647
6,601	Jiangsu Hengli Hydraulic Co. Ltd., Cl A 2	58,312	63,633
740	Kanzhun Ltd., ADR [1]	14,201	14,082
22,515	Kingdee International Software Group Co. Ltd. [1,2]	51,247	36,370
16,190	Kingsoft Corp. Ltd. [2]	71,799	79,589
6,010	Lufax Holding Ltd., ADR	32,204	12,260
5,194	Midea Group Co., Ltd., Cl A 2	56,108	40,642
9,936	NARI Technology Co. Ltd., Cl A 2	43,713	39,175
1,136	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Cl A 2	57,856	51,543
3,336	Tencent Holdings Limited, ADR	187,008	163,097
9,456	Venustech Group, Inc., Cl A 2	39,717	45,791
1,832	Wuliangye Yibin Co. Ltd., Cl A 2	54,293	52,341
1,592	Yum China Holdings, Inc. [2]	93,074	99,703
5,094	Yunnan Baiyao Group Co. Ltd., Cl A 2	49,907	40,545
998	Zai Lab Limited, ADR [1]	72,108	33,193

Total China		1,527,489	1,369,037

France (0.75%)
136	Pernod Ricard SA 2	30,480	30,795

Hong Kong (4.80%)
6,864	AIA Group Ltd. [2]	75,289	71,985
19,827	Budweiser Brewing Co. APAC Ltd., 144A 2	55,454	60,340
735	Hong Kong Exchanges & Clearing Ltd. [2]	41,763	32,579
2,965	Techtronic Industries Co. Ltd. [2]	48,621	32,126

Total Hong Kong		221,127	197,030

India (23.46%)
3,704	360 ONE WAM Ltd. [2]	20,342	19,454
3,447	Aarti Industries Ltd. [2]	39,147	21,792
5,981	Aarti Pharmalabs Ltd. [1]	25,781	20,076
1,011	Amber Enterprises India Ltd. [1,2]	36,760	22,499
402	Apollo Hospitals Enterprise Ltd. [2]	26,281	21,142
1,262	Bajaj Finance Limited [2]	111,323	86,592
6,677	Bharti Airtel Ltd. [2]	61,307	60,891
610	Bharti Airtel Ltd. PP 2	1,353	2,720
621	Divi’s Laboratories Ltd. [2]	42,040	21,383

Shares		Cost	Value
Common Stocks (continued)
India (continued)
552	Dixon Technologies India Ltd. [2]	$33,083	$19,299
5,215	Godrej Consumer Products Ltd. [1,2]	65,597	61,553
1,518	Godrej Properties Ltd. [1,2]	37,002	19,114
5,621	HDFC Bank Ltd. [2]	112,545	110,559
1,585	Hindustan Unilever Ltd. [2]	50,397	49,498
23,863	JM Financial Limited [2]	22,613	17,340
3,551	Jubilant FoodWorks Ltd. [2]	37,275	19,073
2,394	Max Financial Services Ltd. [1,2]	36,282	18,531
2,249	Neogen Chemicals Ltd. [2]	34,982	35,295
526	PI Industries Ltd. [2]	23,063	19,436
2,874	Reliance Industries Limited [2]	90,551	81,721
4,488	SBI Life Insurance Company Limited, 144A 2	72,504	60,210
3,309	Tata Communications Ltd. [2]	58,511	50,328
493	Tata Consultancy Services Ltd. [2]	20,845	19,325
2,150	Tata Consumer Products Ltd. [2]	23,813	18,579
1,508	Titan Co. Ltd. [2]	44,780	46,317
427	Tube Investments of India Ltd. [2]	14,748	13,267
44,631	Zomato Ltd. [1,2]	53,928	27,909

Total India		1,196,853	963,903

Indonesia (2.57%)
226,900	Bank Rakyat Indonesia (Persero) Tbk PT 2	66,794	71,894
53,800	PT Bank Negara Indonesia (Persero) Tbk [2]	32,117	33,665

Total Indonesia		98,911	105,559

Japan (3.90%)
440	Hoya Corp. [2]	61,199	48,626
166	Keyence Corporation [2]	94,244	81,358
249	Tokyo Electron Limited [2]	36,124	30,419

Total Japan		191,567	160,403

Korea, Republic of (10.16%)
3,374	Coupang, Inc., Cl A 1	47,753	53,984
543	Hyundai Heavy Industries Co. Ltd. [1,2]	45,856	41,973
872	Korea Aerospace Industries Ltd. [2]	29,592	31,844
1,061	Korea Shipbuilding & Offshore Engineering Co. Ltd. [1,2]	85,082	63,447
21	LG Chem Ltd. [2]	11,971	11,533
4,062	Samsung Electronics Co., Ltd. [2]	225,446	200,870
24	Samsung SDI Co. Ltd. [2]	14,230	13,633

Total Korea, Republic of		459,930	417,284

Taiwan (10.32%)
556	Airtac International Group [2]	19,790	21,745
6,437	Delta Electronics, Inc. [2]	54,849	63,866
761	MediaTek, Inc. [2]	23,590	19,730
1,771	Silergy Corp. [2]	45,236	28,117
3,122	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	328,699	290,408

Total Taiwan		472,164	423,866

Total Common Stocks		4,198,521	3,667,877

See Notes to Schedules of Investments.

Baron New Asia Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2023 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (11.57%)
$475,095	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2023, 4.35% due 4/3/2023; Proceeds at maturity $475,267; (Fully Collateralized by $532,300 U.S. Treasury Note, 0.25% due 10/31/2025 Market value – $484,678) [2]	$475,095	$475,095

Total Investments (100.85%)		$4,673,616	4,142,972

Liabilities Less Cash and Other Assets (-0.85%)			(34,803)

Net Assets			$4,108,169

Retail Shares (Equivalent to $7.61 per share based on 136,658 shares outstanding)			$1,040,560

Institutional Shares (Equivalent to $7.64 per share based on 179,936 shares outstanding)			$1,375,589

R6 Shares (Equivalent to $7.65 per share based on 221,149 shares outstanding)			$1,692,020

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the market value of Rule 144A securities amounted to $120,550 or 2.93% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of March 31, 2023	Percentage of Net Assets
Information Technology	21.7%
Consumer Discretionary	15.4%
Financials	13.0%
Industrials	10.2%
Communication Services	10.0%
Consumer Staples	8.1%
Health Care	6.3%
Materials	2.1%
Energy	2.0%
Real Estate	0.5%
Cash and Cash Equivalents*	10.7%

100.0%**

*	Includes short term investments.
**	Individual weights may not sum to 100% due to rounding.

See Notes to Schedules of Investments.

Baron Technology Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2023 (UNAUDITED)

Shares		Cost	Value
Common Stocks (98.64%)
Communication Services (5.18%)
	Advertising (1.53%)
8,754	S4 Capital PLC (United Kingdom) [1,2,5]	$72,306	$17,558
766	The Trade Desk, Inc., Cl A [1]	60,063	46,657

		132,369	64,215

	Interactive Media & Services (3.65%)
553	Meta Platforms, Inc., Cl A [1]	70,897	117,203
1,468	ZoomInfo Technologies, Inc. [1]	86,048	36,274

		156,945	153,477

Total Communication Services		289,314	217,692

Consumer Discretionary (16.45%)
	Automobile Manufacturers (5.32%)
1,079	Tesla, Inc. [1]	276,225	223,849

	Automotive Parts & Equipment (0.52%)
500	Mobileye Global, Inc., Cl A [1]	19,692	21,635

	Broadline Retail (8.56%)
3,484	Amazon.com, Inc. [1]	516,116	359,862

	Hotels, Resorts & Cruise Lines (1.58%)
10,835	eDreams ODIGEO SA (Spain) [1,2,5]	82,839	66,329

	Restaurants (0.47%)
1,100	Meituan Inc., Cl B, 144A (Hong Kong) [1,2,5]	19,761	19,957

Total Consumer Discretionary		914,633	691,632

Financials (4.47%)
	Transaction & Payment Processing Services (4.47%)
257	MasterCard, Incorporated, Cl A	95,521	93,396
419	Visa, Inc., Cl A	92,823	94,468

Total Financials		188,344	187,864

Industrials (2.13%)
	Research & Consulting Services (2.13%)
1,301	CoStar Group, Inc. [1]	99,150	89,574

Information Technology (70.41%)
	Application Software (15.75%)
207	Atlassian Corp. Ltd., Cl A [1,2]	62,227	35,432
1,720	Ceridian HCM Holding, Inc. [1]	148,433	125,938
946	Gitlab, Inc., Cl A [1,4]	39,565	32,438
217	HubSpot, Inc. [1]	110,218	93,039
209	Intuit, Inc.	118,879	93,179
324	ServiceNow, Inc. [1,4]	178,279	150,569
637	Workday, Inc., Cl A [1]	135,936	131,566

		793,537	662,161

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Electronic Equipment & Instruments (1.68%)
2,075	PAR Technology Corp. [1]	$93,818	$70,467

	Internet Services & Infrastructure (1.59%)
1,396	Shopify, Inc., Cl A [1,2]	123,741	66,924

	IT Consulting & Other Services (4.76%)
1,785	Endava plc, ADR [1,2]	210,931	119,916
246	Gartner, Inc. [1]	79,625	80,140

		290,556	200,056

	Semiconductor Materials & Equipment (4.99%)
196	ASML Holding N.V. [2]	128,731	133,419
144	Lam Research Corp.	93,712	76,337

		222,443	209,756

	Semiconductors (22.09%)
1,480	Advanced Micro Devices, Inc. [1]	163,878	145,055
128	Broadcom, Inc.	83,031	82,117
9,232	indie Semiconductor, Inc., Cl A [1]	67,263	97,397
1,892	Marvell Technology, Inc.	96,349	81,924
149	Monolithic Power Systems, Inc.	63,826	74,580
936	NVIDIA Corp.	223,641	259,993
238	SiTime Corp. [1]	30,497	33,851
4,439	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) [2,5]	96,403	77,792
820	Taiwan Semiconductor Manufacturing Co., Ltd., ADR [2]	72,880	76,276

		897,768	928,985

	Systems Software (16.91%)
1,022	Cloudflare, Inc., Cl A [1,4]	55,801	63,017
475	Crowdstrike Holdings, Inc., Cl A [1]	86,183	65,199
981	Datadog, Inc., Cl A [1,4]	99,982	71,279
1,503	Microsoft Corporation	480,138	433,315
468	Snowflake, Inc., Cl A [1,4]	111,284	72,208
2,508	WANdisco PLC [1,2,3,6]	40,876	6,079

		874,264	711,097

	Technology Hardware, Storage & Peripherals (2.64%)
674	Apple, Inc.	98,264	111,143

Total Information Technology		3,394,391	2,960,589

Total Common Stocks		4,885,832	4,147,351

See Notes to Schedules of Investments.

Baron Technology Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2023 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (3.07%)
$129,085	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2023, 4.35% due 4/3/2023; Proceeds at maturity $129,131; (Fully Collateralized by $144,700 U.S. Treasury Note, 0.25% due 10/31/2025 Market value – $131,754) [5]	$129,085	$129,085

Total Investments (101.71%)		$5,014,917	4,276,436

Liabilities Less Cash and Other Assets (-1.71%)			(71,865)

Net Assets			$4,204,571

Retail Shares (Equivalent to $6.79 per share based on 262,067 shares outstanding)			$1,779,194

Institutional Shares (Equivalent to $6.82 per share based on 85,040 shares outstanding)			$580,247

R6 Shares (Equivalent to $6.81 per share based on 271,044 shares outstanding)			$1,845,130

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At March 31, 2023, the market value of restricted and fair valued securities amounted to $6,079 or 0.14% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the market value of Rule 144A securities amounted to $19,957 or 0.47% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Select Funds	March 31, 2023

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Baron Select Funds (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003, and accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The Trust currently offers 12 series (individually, a Fund and collectively, the Funds): Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Advantage Fund, Baron Real Estate Income Fund, Baron WealthBuilder Fund, Baron Health Care Fund, Baron FinTech Fund, Baron New Asia Fund, and Baron Technology Fund. Baron WealthBuilder Fund is presented in a separate report.

The investment goals of the Funds are as follows:

Baron Partners Fund is a non-diversified fund that seeks capital appreciation through long-term investments primarily in U.S. growth companies. The Fund may employ “leverage” by borrowing money and using it to purchase additional securities. Borrowing for investments increases both investment opportunity and investment risk.

Baron Focused Growth Fund is a non-diversified fund that seeks capital appreciation through long-term investments primarily in U.S. small- and mid-sized growth companies.

Baron International Growth Fund is a diversified fund that seeks capital appreciation through long-term investments primarily in non-U.S. growth companies.

Baron Real Estate Fund is a diversified fund that seeks capital appreciation through long-term investments primarily in U.S. and non-U.S. real estate and real estate-related companies.

Baron Emerging Markets Fund is a diversified fund that seeks capital appreciation through investments primarily in growth companies in developing countries.

Baron Global Advantage Fund is a diversified fund that seeks capital appreciation through investments primarily in equity securities of established and emerging markets companies located throughout the world.

Baron Real Estate Income Fund is a non-diversified fund that seeks both capital appreciation and current income through investments primarily in real estate income-producing securities and other real estate securities.

Baron Health Care Fund is a non-diversified fund that seeks capital appreciation through investments primarily in equity securities engaged in research, development, production, sale, delivery or distribution of products and services related to the health care industry.

Baron FinTech Fund is a non-diversified fund that seeks capital appreciation through investments primarily in equity securities that develop, use, or rely on innovative technologies or services, in a significant way, for banking, lending, capital markets, financial data analytics, insurance, payments, asset management, or wealth management.

Baron New Asia Fund is a diversified fund that seeks capital appreciation through investments primarily in equity securities located in Asia, but including all other developed, developing, and frontier countries in the Asian region.

Baron Technology Fund is a non-diversified fund that seeks capital appreciation through investments primarily in equity securities of U.S and non-U.S. technology companies, selected for their durable growth potential from the development, advancement, and use of technology.

Each Fund offers Retail Shares, Institutional Shares, and R6 Shares. Each class of shares differs only in its ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee-based platforms, retirement platforms, or other platforms. R6 Shares are available only to qualified 401(a) plans (including 401(k) plans, Keogh plans, profit sharing plans, money purchase pension plans, target benefit plans, defined benefit pension plans, and Taft-Hartley multi-employer pension plans) (collectively, Qualified Plans), endowment funds and foundations, any state, county or city, or its instrumentality, department, authority, or agency, 457 plans, including 457(a) governmental entity plans and tax-exempt plans, accounts registered to insurance companies, trust companies and bank trust departments, investment companies, both affiliated and not affiliated with BAMCO, Inc. (the Adviser), and any entity that is considered a corporation for tax purposes, including corporate non-qualified deferred compensation plans of such corporations. There is no minimum initial investment for Qualified Plans. All other R6 eligible investors must meet a minimum initial investment of at least $5 million per Fund. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Baron Partners Fund was organized originally as a limited partnership in January 1992 under the laws of the State of Delaware. Effective as of the close of business on April 30, 2003, the predecessor partnership was reorganized into a series of the Trust. Baron Partners Fund commenced operations on April 30, 2003 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

Baron Select Funds	March 31, 2023

2. SIGNIFICANT ACCOUNTING POLICIES

Baron Focused Growth Fund was organized originally as a limited partnership in May 1996 under the laws of the State of Delaware. Effective as of the close of business on June 30, 2008, the predecessor partnership was reorganized into a series of the Trust. Baron Focused Growth Fund commenced operations on June 30, 2008 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).

a) Security Valuation. The Funds’ share prices or net asset values (NAV) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the NAV Calculation Time)) on the New York Stock Exchange (the Exchange) on any day the Exchange is scheduled to be open. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in the Adviser’s judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the Board). Some of the more common reasons that may necessitate that a security be valued using “fair value” pricing may include, but are not limited to: trading of the security has been halted or suspended; or the security has not been traded for an extended period of time. The Adviser has a Fair Valuation Committee (the Committee) comprised of senior management representatives and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market.

U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value, unless an independent pricing service provides a valuation for such security or in the opinion of the Board or the Committee, the amortized cost method would not represent fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U. S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

b) Single Issuer. Single issuer risk is the possibility that factors specific to an issuer to which a Fund is exposed will affect the market prices of the issuer’s securities and therefore the NAV of the Fund. Due to the size of Baron Partners Fund’s and Baron Focused Growth Fund’s investments in Tesla, Inc. (Tesla), 42% and 14%, respectively, of these Fund’s net assets as of March 31, 2023, the NAVs of the Funds will be materially impacted by the price of Tesla stock.

c) Non-Diversified Portfolio. Certain Funds are non-diversified, which means they will likely have a greater percentage of their assets in a single issuer than a diversified fund. As a result, a non-diversified Fund will likely invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the Fund’s performance compared to a diversified fund. Thus, a non-diversified Fund is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund. Additionally, non-diversified Funds may encounter difficulty liquidating securities.

Baron Select Funds	March 31, 2023

d) Industry Concentration. From time to time, market fluctuations in the value of a Fund’s investments, combined with a Fund’s non-diversified portfolio, may result in a Fund being concentrated in the securities of a single issuer or a small number of issuers, including in a particular industry. As a result, this Fund will be particularly exposed to the risks of that company or industry relative to the risk exposure of investment companies holding a diversified portfolio of securities or those that seek to maintain near-index weightings in their portfolio securities. Accordingly, in those cases, a Fund will be disproportionately exposed to the market conditions, interest rates, and economic, regulatory, or financial developments that significantly affect that company or industry. For example, due to the size of Baron Partners Fund’s and Baron Focused Growth Fund’s investments in Tesla, which represent about 42% and 14%, respectively, of these Funds’ net assets as of March 31, 2023, these Funds will be more adversely impacted by negative developments affecting the automotive and energy industries, as well as governmental environmental regulations.

e) Foreign Currency Translations. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the NAV Calculation Time. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

f) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

There were no securities on loan at March 31, 2023.

g) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by FASB Accounting Standards Update No. 2011-11 for the Funds’ investments in repurchase agreements at March 31, 2023, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Schedule of Investments.

h) Master Limited Partnerships. The Funds may invest in master limited partnerships (MLPs). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended. These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources.

i) Special Purpose Acquisition Company. The Funds may acquire an interest in a special purpose acquisition company (SPAC) in an initial public offering (IPO), via a private placement or a secondary market transaction. A SPAC is typically a publicly traded company that raises investment capital via an IPO for the purpose of acquiring the equity securities of one or more existing companies via merger, combination, acquisition or other similar transactions. To the extent the SPAC is invested in cash or similar securities, this may negatively affect a Fund’s performance if the Fund is invested in the SPAC during such period. There is no guarantee that the SPACs will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. These transactions will require the approval of the respective shareholders and are subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the SPAC’s acquisition may not close and, to the extent a Fund had committed to participate in a private placement (i.e., PIPE transaction, defined below), the Fund will no longer be obligated to fulfill its commitment.

j) Private Investment in Public Equity. The Funds may acquire equity securities of an issuer that are issued through a private investment in public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A Fund will generally earmark an amount of cash or high quality securities equal to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company in a private placement transaction, including securities issued by a SPAC, typically at a discount to the market price of the company’s securities. There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of a Fund’s investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restriction can last an uncertain amount of time and may

Baron Select Funds	March 31, 2023

be many months. Until the public registration process is completed, securities acquired via a PIPE are restricted as to resale and a Fund cannot freely trade the securities. Generally, such restrictions cause these securities to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect. Publicly traded securities acquired via a PIPE transaction are typically valued at a discount to the market price of an issuer’s common stock and classified as Level 2 or Level 3 in the fair value hierarchy depending on the significance of the unobservable inputs. Discounts are applied due to certain trading restrictions imposed or a lack of marketability preceding the conversion to publicly traded securities. The primary inputs used in determining the discount are the length of the lock-up time period and volatility of the underlying security.

As of March 31, 2023, none of the Funds had commitment to purchase when-issued securities through PIPE transactions with SPACs.

k) Use of Derivatives. The Funds began complying with Rule 18f-4 under the 1940 Act, which governs the use of derivative investments and certain financing transactions (e.g. reverse repurchase agreements) by registered investment companies. Among other things, Rule 18f-4 requires funds that invest in derivative instruments beyond a specified limited amount to apply a value-at-risk based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. A fund that uses derivative instruments in a limited amount will not be subject to the full requirements of Rule 18f-4. Compliance with Rule 18f-4 could, among other things, make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance.

3. RESTRICTED SECURITIES

At March 31, 2023, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the provisions of the Liquidity Rule governing classification of portfolio securities. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At March 31, 2023, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Partners Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Private Common Stocks
Space Exploration Technologies Corp.	9/13/2017	$186,648,877
StubHub Holdings, Inc.	12/22/2021	25,492,077
X Holdings I, Inc.	5/4/2022	53,712,000
Private Convertible Preferred Stocks
Northvolt AB	5/19/2021	7,888,213
Private Preferred Stocks
Space Exploration Technologies Corp.	11/15/2017-8/4/2020	410,482,729

Total Restricted Securities:		$684,223,896

(Cost $246,093,669)† (11.50% of Net Assets)

	Baron Focused Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	9/13/2017	$57,268,179
Private Preferred Stocks
Space Exploration Technologies Corp.	11/15/2017-12/3/2021	29,916,944

Total Restricted Securities:		$87,185,123

(Cost $39,949,596)† (9.62% of Net Assets)

	Baron International Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
WANdisco plc	6/13/2018–3/1/2023	$1,365,110
Sberbank of Russia PJSC	1/24/2017-10/29/2021	364

Total Restricted Securities:		$1,365,474

(Cost $7,364,205)† (0.27% of Net Assets)

†	See Schedules of Investments for cost of individual securities.

Baron Select Funds	March 31, 2023

	Baron Emerging Markets Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Fix Price Group Ltd.	3/5/2021	$285,242
Ozon Holdings PLC	11/24/2020	374,722
Sberbank of Russia PJSC	2/11/2016	13,384
Yandex N.V.	5/24/2011	299,662
Private Common Stocks
Pine Labs PTE. Ltd.	5/17/2021	59,519,980
Private Convertible Preferred Stocks
Bundl Technologies Private Ltd.	1/3/2022	45,758,616
Think & Learn Private Limited	3/31/2021	70,451,633

Total Restricted Securities:		$176,703,239

(Cost $391,816,527)† (3.62% of Net Assets)

	Baron Global Advantage Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	3/25/2021-12/3/2021	$24,262,308
Private Convertible Preferred Stocks
Farmers Business Network, Inc.	7/31/2020-9/16/2021	12,822,271
Resident Home, Inc.	12/3/2020	3,894,878
Think & Learn Private Limited	3/31/2021	42,273,736
Private Preferred Stocks
GM Cruise Holdings LLC	1/19/2021	12,580,799

Total Restricted Securities:		$95,833,992

(Cost $74,264,662)† (11.91% of Net Assets)

	Baron Technology Fund
	Acquisition Date(s)	Value
Common Stocks
WANdisco plc	1/27/2023-3/1/2023	$6,079

Total Restricted Securities:
(Cost $40,876)† (0.14% of Net Assets)

†	See Schedules of Investments for cost of individual securities.

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;
•

Level 2 – prices determined using other inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations to more accurately reflect their fair value. Since these values obtained from quoted prices in an active market are adjusted, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Baron Select Funds	March 31, 2023

The following is a summary of the inputs used as of March 31, 2023 in valuing the Funds’ investments carried at fair value:

	Baron Partners Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$6,162,212,486	$88,030,514	$—	$6,250,243,000
Private Common Stocks†	—	—	265,852,954	265,852,954
Private Convertible Preferred Stocks	—	—	7,888,213	7,888,213
Private Preferred Stocks	—	—	410,482,729	410,482,729
Short Term Investments	—	499,734	—	499,734

Total Investments	$6,162,212,486	$88,530,248	$684,223,896	$6,934,966,630

	Baron Focused Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$808,997,393	$—	$—	$808,997,393
Private Common Stocks	—	—	57,268,179	57,268,179
Private Preferred Stocks	—	—	29,916,944	29,916,944
Short Term Investments	—	13,375,578	—	13,375,578

Total Investments	$808,997,393	$13,375,578	$87,185,123	$909,558,094

	Baron International Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$148,232,187	$306,381,316	$1,365,474	$455,978,977
Warrants	23,266	—	—	23,266
Short Term Investments	—	41,580,463	—	41,580,463

Total Investments	$148,255,453	$347,961,779	$1,365,474	$497,582,706

	Baron Real Estate Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,339,444,236	$9,342,753	$—	$1,348,786,989
Short Term Investments	—	101,358,030	—	101,358,030

Total Investments	$1,339,444,236	$110,700,783	$—	$1,450,145,019

	Baron Emerging Markets Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,356,564,290	$3,008,377,956	$973,010	$4,365,915,256
Private Common Stocks	—	—	59,519,980	59,519,980
Private Convertible Preferred Stocks†	—	—	116,210,249	116,210,249
Rights	43,505	—	—	43,505
Warrants	2,165	—	—	2,165
Short Term Investments	—	322,096,792	—	322,096,792

Total Investments	$1,356,609,960	$3,330,474,748	$176,703,239	$4,863,787,947

†	See Schedules of Investments for additional detailed categorizations.

Baron Select Funds	March 31, 2023

	Baron Global Advantage Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$589,889,146	$117,783,377	$—	$707,672,523
Private Common Stocks	—	—	24,262,308	24,262,308
Private Convertible Preferred Stocks†	—	—	58,990,885	58,990,885
Private Preferred Stocks	—	—	12,580,799	12,580,799
Warrants†	182,721	—	—	182,721
Short Term Investments	—	2,692,990	—	2,692,990

Total Investments	$590,071,867	$120,476,367	$95,833,992	$806,382,226

	Baron Real Estate Income Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$79,089,528	$506,550	$—	$79,596,078
Short Term Investments	—	2,800,302	—	2,800,302

Total Investments	$79,089,528	$3,306,852	$—	$82,396,380

	Baron Health Care Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$182,445,880	$1,473,275	$—	$183,919,155
Short Term Investments	—	16,342,388	—	16,342,388

Total Investments	$182,445,880	$17,815,663	$—	$200,261,543

	Baron FinTech Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$42,553,568	$1,728,074	$—	$44,281,642
Short Term Investments	—	447,705	—	447,705

Total Investments	$42,553,568	$2,175,779	$—	$44,729,347

	Baron New Asia Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$871,551	$2,796,326	$—	$3,667,877
Short Term Investments	—	475,095	—	475,095

Total Investments	$871,551	$3,271,421	$—	$4,142,972

	Baron Technology Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$3,959,636	$181,636	$6,079	$4,147,351
Short Term Investments	—	129,085	—	129,085

Total Investments	$3,959,636	$310,721	$6,079	$4,276,436

†	See Schedules of Investments for additional detailed categorizations.

Baron Select Funds	March 31, 2023

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Partners Fund
Investments in Securities	Balance as of December 31, 2022	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2023	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2023
Private Common Stocks
Communication Services*	$64,260,385	$—	$—	$14,943,692	$—	$—	$—	$—	$79,204,077	$14,943,692
Industrials	185,269,761	—	—	1,379,116	—	—	—	—	186,648,877	1,379,116
Private Convertible Preferred Stocks
Industrials	7,651,108	—	—	237,105	—	—	—	—	7,888,213	237,105
Private Preferred Stocks
Industrials	407,449,715	—	—	3,033,014	—	—	—	—	410,482,729	3,033,014

Total	$664,630,969	$—	$—	$19,592,927	$—	$—	$—	$—	$684,223,896	$19,592,927

	Baron Focused Growth Fund
Investments in Securities	Balance as of December 31, 2022	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2023	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2023
Private Common Stocks
Industrials	$56,845,034	$—	$—	$423,145	$—	$—	$—	$—	$57,268,179	$423,145
Private Preferred Stocks
Industrials	29,695,891	—	—	221,053	—	—	—	—	29,916,944	221,053

Total	$86,540,925	$—	$—	$644,198	$—	$—	$—	$—	$87,185,123	$644,198

	Baron International Growth Fund
Investments in Securities	Balance as of December 31, 2022	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2023	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2023
Common Stocks
Russia	$383	$—	$—	$(6,134)	$6,115	$—	$—	$—	$364	$(6,134)
United Kingdom[1]	—	—	—	(7,376,352)	—	—	8,741,462	—	1,365,110	(5,455,047)

Total	$383	$—	$—	$(7,382,486)	$6,115	$—	$8,741,462	$—	$1,365,474	$(5,461,181)

1	WANdisco PLC transferred into Level 3 on March 9, 2023 due to trading halt on the exchange.
*	GICS Sectors reclassification on March 17, 2023.

Baron Select Funds	March 31, 2023

	Baron Emerging Markets Fund
Investments in Securities	Balance as of December 31, 2022	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2023	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2023
Common Stocks
India[1]	$4,695,422	$—	$—	$69,475	$—	$—	$—	$(4,764,897)	$—	$—
Russia	973,717	—	—	(225,087)	224,380	—	—	—	973,010	(225,087)
Spain[2]	895,880			68,087	—	—	—	(963,967)	—	—
Private Common Stocks
India	62,888,509	—	—	(3,368,529)	—	—	—	—	59,519,980	(3,368,529)
Private Convertible Preferred Stocks
India	124,493,494	—	—	(8,283,245)	—	—	—	—	116,210,249	(8,283,245)

Total	$193,947,022	$—	$—	$(11,739,299)	$224,380	$—	$—	$(5,728,864)	$176,703,239	$(11,876,861)

	Baron Global Advantage Fund
Investments in Securities	Balance as of December 31, 2022	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31 2023	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2023
Common Stocks
Spain[2]	$292,283	$—	$—	$22,213	$—	$—	$—	$(314,496)	$—	$—
Private Common Stocks
United States	24,083,038	—	—	179,270	—	—	—	—	24,262,308	179,270
Private Convertible Preferred Stocks
India	44,144,184	—	—	(1,870,448)	—	—	—	—	42,273,736	(1,870,448)
United States	14,339,262	—	—	2,377,887	—	—	—	—	16,717,149	2,377,887
Private Preferred Stocks
United States	11,087,146	—	—	1,493,653	—	—	—	—	12,580,799	1,493,653

Total	$93,945,913	$—	$—	$2,202,575	$—	$—	$—	$(314,496)	$95,833,992	$2,180,362

[1]	Aarti Pharmalabs Ltd. commenced trading on an exchange as of January 30, 2023.
[2]	Codere Online Luxembourg, S.A. Founders shares restriction on resale was lifted on January 5, 2023.

Baron Select Funds	MARCH 31, 2023

	Baron New Asia Fund
Investments in Securities	Balance as of December 31, 2022	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2023	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2023
Common Stocks
India[1]	$5,070	$—	$—	$75	$—	$—	$—	$(5,145)	$—	$—

	Baron Technology Fund
Investments in Securities	Balance as of December 31, 2022	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2023	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2023
Common Stocks
Information Technology[2]	$—	$—	$—	$(32,851)	$—	$—	$38,930	$—	$6,079	$(34,797)

[1]	Aarti Pharmalabs Ltd. commenced trading on an exchange as of January 30, 2023.
[2]	WANdisco PLC transferred into Level 3 on March 9, 2023 due to trading halt on the exchange.

Baron Select Funds	March 31, 2023

Unobservable valuation inputs developed by the Adviser for significant (greater than 1% of net assets) Level 3 investments as of March 31, 2023 were as follows:

Baron Partners Fund

Sector	Company	Fair Value as of March 31, 2023	Valuation Technique	Unobservable Input	Weighted Average used on March 31, 2023	Range used on March 31, 2023
Private Common Stocks: Communication Services	StubHub Holdings, Inc.	$25,492,077	Combination of recent transaction, current value via comparable companies, option- pricing, and scenario analysis methods	Change in the composite equity index of comparable companies	1.85%	1.16% -2.34%
				Discount for lack of marketability	13.53%	11.10% -14.34%
				Estimated volatility of the returns of equity[1]	55.25%	37.55% -69.23%
				Scenario Probabilities: Scenario A / Scenario B / Scenario C2[7]	90% /9% /1%	1% - 90%
Private Common Stocks: Communication Services	X Holdings, Inc.	$53,712,000	Combination of recent transaction, current value via comparable companies, and option- pricing methods	Change in the composite equity index of comparable companies	2.84%	0.23% -3.53%
				Discount for lack of marketability	30.51%	30.51%
				Estimated volatility of the returns of equity[3]	70.57%	32.68% -87.71%
Private Common Stocks and Private Preferred Stocks: Industrials	Space Exploration Technologies Corp.	$597,131,606	Combination of recent transaction, current value via comparable companies, and option- pricing methods	Change in the composite equity index of comparable companies	1.19%	(0.10)%-3.30%
Private Convertible Preferred Stocks: Industrials	Northvolt AB	$7,888,213	Combination of recent transaction, current value via comparable companies, and option- pricing methods	Discount for lack of marketability	4.28%	4.28%
				Estimated volatility of the returns of equity[3]	37.40%	22.42% -67.12%
				Change in the composite equity index of comparable companies	3.08%	0.12% - 8.55%
				Discount for lack of marketability	15.59%	15.59%
				Estimated volatility of the returns of equity[4]	54.76%	27.50% -82.30%

Baron Focused Growth Fund

Sector	Company	Fair Value as of March 31, 2023	Valuation Technique	Unobservable Input	Weighted Average used on March 31, 2023	Range used on March 31, 2023
Private Common Stocks and Private Preferred Stocks: Industrials	Space Exploration Technologies Corp.	$87,185,123	Combination of recent transaction, current value via comparable companies, and option- pricing methods	Change in the composite equity index of comparable companies	1.195%	(0.10)% -3.30%%
				Discount for lack of marketability	4.28%	4.28%
				Estimated volatility of the returns of equity[3]	37.40%	22.42% -67.12%

See Footnotes on page 34.

Baron Select Funds	March 31, 2023

Baron Emerging Markets Fund

Sector	Company	Fair Value as of March 31, 2023	Valuation Technique	Unobservable Input	Weighted Average used on March 31, 2023	Range used on March 31, 2023
Private Common Stocks: Information Technology	Pine Labs PTE. Ltd.	$59,519,980	Combination of recent transaction, current value via comparable companies, scenario analysis, and option- pricing methods	Change in the composite equity index of comparable companies	1.53%	(0.14)% -1.65%
				Discount for lack of marketability	4.65%	4.65%
				Estimated volatility of the returns of equity[2]	18.10%	15.19% -44.31%
				Scenario Probabilities: Scenario A /Scenario B6	100% /0%	0% - 100%
Private Convertible Preferred Stocks: Consumer Discretionary	Bundl Technologies Private Ltd.	$45,758,616	Combination of recent transaction, current value via comparable companies, scenario analysis, and option- pricing methods	Change in the composite equity index of comparable companies	0.30%	(0.70)% -2.31%
				Discount for lack of marketability	3.35%	3.35%
				Estimated volatility of the returns of equity[2]	35.93%	12.42% -49.08%
				Scenario Probabilities: Scenario A /Scenario B6	100% /0%	0% - 100%
Private Convertible Preferred Stocks: Consumer Discretionary	Think & Learn Private Limited	$70,451,633	Combination of recent transaction, current value via comparable companies, scenario analysis, and option- pricing methods	Change in the composite equity index of comparable companies	1.37%	(4.61)% -2.73%
				Discount for lack of marketability	5.85%	5.85%
				Estimated volatility of the returns of equity[2]	22.69%	15.19% -124.15%

See Footnotes on page 34.

Baron Select Funds	March 31, 2023

Baron Global Advantage Fund

Sector	Company	Fair Value as of March 31, 2023	Valuation Technique	Unobservable Input	Weighted Average used on March 31, 2023	Range used on March 31, 2023
Private Common Stocks: Industrials	Space Exploration Technologies Corp.	$24,262,308	Combination of recent transaction, current value via comparable companies, and option-pricing methods	Change in the composite equity index of comparable companies	1.19%	(0.10)% - 3.30%
				Discount for lack of marketability	4.28%	4.28%
				Estimated volatility of the returns of equity[3]	37.40%	22.42% -67.12%
Private Convertible Preferred Stocks: Materials	Farmers Business Network, Inc.	$12,822,271	Combination of recent transaction, current value via comparable companies, option- pricing, and scenario analysis methods.	Change in the composite equity index of comparable companies	2.12%	(1.16)% -10.87%
				Discount for lack of marketability	19.47%	19.47%
				Estimated volatility of the returns of equity[3]	62.88%	27.67% -171.70%
				Scenario Probabilities: Scenario A / Scenario B6	90% /10%	10% - 90%
Private Convertible Preferred Stocks: Consumer Discretionary	Resident Home, Inc.	$3,894,878	Combination of recent transaction, current value via comparable companies, option- pricing, and scenario analysis methods	Change in the composite equity index of comparable companies	2.83%	1.80% -5.73%
				Discount for lack of marketability	22.43%	22.43%
				Estimated volatility of the returns of equity[1]	72.05%	42.14% -90.27%
				Scenario Probabilities: Scenario A / Scenario B6	75% /25%	25% -75%
Private Convertible Preferred Stocks: Consumer Discretionary	Think & Learn Private Limited.	$42,273,736	Combination of recent transaction, current value via comparable companies, scenario analysis, and option- pricing methods	Change in the composite equity index of comparable companies	(0.44)%	(8.88)% -5.32%
				Discount for lack of marketability	6.63%	6.63%
				Estimated volatility of the returns of equity[2]	23.47%	16.16% -121.55%
Private Preferred Stocks: Industrials	GM Cruise Holdings	$12,580,799	Combination of recent transaction, current value via comparable companies, option- pricing, and scenario analysis methods	Change in the composite equity index of comparable companies	1.15%	(0.53)% -2.88%
				Discount for lack of marketability	12.08%	12.08%
				Estimated volatility of the returns of equity[2]	39.33%	27.90% -90.67%
				Scenario Probabilities: Scenario A / Scenario B6	70% /30%	30% -70%

1)	The volatility was calculated as a weighted-average of the volatilities of the individual comparable companies. Some companies have a higher weight in the calculation than others.

2)	The volatility was calculated as a weighted-average of the volatilities of the individual comparable companies and an ETF. Some companies have a higher weight in the calculation than others.

3)

The volatility was calculated as a weighted-average of the volatilities of several groups of comparable companies with different industry focus. Each group’s volatility was calculated as the simple average volatilities of comparable companies in the group.

4)	The volatility was calculated as a simple-average of the volatilities of the individual comparable companies.

5)	The volatility was calculated using the daily returns of the publicly traded stock of the company.

6)	Scenario A represents an IPO Event, while Scenario B represents a Liquidation/M&A Event.

7)	Scenario A represents a Direct Listing/ IPO Event, Scenario B represents an Other Sale Event, and Scenario C represents a Liquidation Event.

A significant change in the EV/EBITDA multiple ratio may result in a directionally similar significant change in the fair value measurement, while a significant change in the discount for lack of marketability and equity index of comparable companies may not result in a materially higher or lower fair value measurement.

Baron Select Funds	March 31, 2023

5. COST OF INVESTMENTS FOR INCOME TAX PURPOSES

As of March 31, 2023, the components of net assets on a tax basis were as follows:

	Baron Partners Fund	Baron Focused Growth Fund	Baron International Growth Fund	Baron Real Estate Fund	Baron Emerging Markets Fund	Baron Global Advantage Fund
Cost of investments	$1,807,708,675	$544,082,977	$435,488,689	$1,238,175,624	$4,425,417,297	$747,077,256

Gross tax unrealized appreciation	$5,218,973,910	$390,557,050	$106,217,756	$220,572,931	$1,087,568,405	$201,754,388
Gross tax unrealized depreciation	(91,715,955)	(25,081,933)	(44,123,739)	(8,603,536)	(649,197,755)	(142,449,418)

Net tax unrealized appreciation (depreciation)	$5,127,257,955	$365,475,117	$62,094,017	$211,969,395	$438,370,650	$59,304,970

	Baron Real Estate Income Fund	Baron Health Care Fund	Baron FinTech Fund	Baron New Asia Fund	Baron Technology Fund
Cost of investments	$78,979,294	$177,941,969	$51,699,093	$4,673,616	$5,014,917

Gross tax unrealized appreciation	$4,632,547	$25,336,728	$2,526,443	$86,422	$159,376
Gross tax unrealized depreciation	(1,215,461)	(3,017,154)	(9,496,189)	(617,066)	(897,857)

Net tax unrealized appreciation (depreciation)	$3,417,086	$22,319,574	$(6,969,746)	$(530,644)	$(738,481)

6. RUSSIA/UKRAINE RISK

Certain Funds invested in securities and instruments that are economically tied to Russia. Due to the uncertainty of the geopolitical tension in Russia/Ukraine, investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risk that further economic sanctions may be imposed by the United States and/or other countries. Such sanctions — which may impact companies in many sectors, including energy, financial services and defense, among others — may negatively impact a Fund’s performance and/or ability to achieve its investment objective. For example, certain transactions may be prohibited and/or existing investments may become illiquid (e.g., in the event that transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.

7. RECENT ACCOUNTING PRONOUNCEMENT

In June 2022, the FASB issued Accounting Standards Update No. 2022-03 (ASU 2022-03), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (Topic 820). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. The Adviser is currently evaluating the implications, if any, of the additional requirements and their impact on the Funds’ financial statements.